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Oppenheimer MidCap Fund
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6801 South Tucson Way, Englewood, Colorado 80112
1.800.525.7048

          Statement of Additional Information dated February 16, 2001,
                             Revised July 30, 2001

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  February 16, 2001.  It should be read  together with the
Prospectus.  You can obtain  the  Prospectus  by writing to the Fund's  Transfer
Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, or
by calling  the  Transfer  Agent at the  toll-free  number  shown  above,  or by
downloading    it   from   the    OppenheimerFunds    Internet   web   site   at
www.oppenheimerfunds.com.

Contents                                                                   Page
About the Fund

About Your Account

Financial Information About the Fund

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ABOUT THE FUND
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Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's  investment  Manager,  OppenheimerFunds,
Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and  strategies  that the Manager may use in selecting  portfolio securities  will  vary over  time.  The Fund is not  required  to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special  investment  techniques  and  strategies at some times or not at all.

     |X| Cyclical  Opportunities.  The Fund might also seek to take advantage of changes in the business  cycle by investing in companies  that are  sensitive to those changes if the Manager believes they have growth  potential.  For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and offer long-term growth  opportunities.  Other cyclical industries  include insurance,  for example.  The fund focuses on seeking growth over the long term,  but could seek to take  tactical  advantage  of  short-term market movements or events affecting particular issuers or industries.

     |X| Investments in Equity  Securities.  The Fund focuses its investments in equity securities of mid-cap growth companies.  Equity securities include common stocks,  preferred stocks, rights and warrants,  and securities convertible into common stock. The Fund's  investments will primarily include stocks of companies having a market capitalization  between $2 billion and $11.5 billion,  generally measured at the time of the Fund's investment. However, the Fund is not required to sell securities of an issuer it holds if the issuer's  capitalization exceeds
$11.5 billion.

     At  times,  in the  Manager's  view,  the  market  may  favor  or  disfavor securities of issuers of a particular  capitalization range.  Therefore although the Fund  normally  invests at least 65% of its assets in equity  securities  of mid-cap issuers, the Fund may change the proportion of its equity investments in securities of different capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective.

     Growth  companies  might be providing  new products or services  that could enable them to capture a dominant or important market position.  They may have a special  area of  expertise or the  capability  to take  advantage of changes in demographic  factors in a more  profitable  way than  larger,  more  established companies.

     Growth  companies  tend to  retain  a  large  part of  their  earnings  for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize paying dividends, and may not pay any dividends for some time.
They are  selected  for the Fund's  portfolio  because the Manager  believes the price of the stock will increase over the long term.

     Current  income is not a  criterion  used to select  portfolio  securities.
However,  certain debt  securities may be selected for the Fund's  portfolio for defensive  purposes  (including debt  securities  that the Manager  believes may offer some opportunities for capital appreciation when stocks are disfavored).

     In general,  securities of mid-cap  issuers may be subject to greater price volatility in general than securities of large-cap companies.  Therefore, to the degree that the Fund has investments in medium capitalization companies at times of market  volatility,  the Fund's  share  price may  fluctuate  more than funds holding large cap securities.

     |_| Over-the-Counter  Securities.  Mid-cap growth companies that are growth
companies  may  offer  greater   opportunities  for  capital  appreciation  than
securities of large, more established companies.  However, securities of mid-cap companies  also  involve  greater  risks than  securities  of larger  companies.
Securities of medium capitalization issuers may trade on securities exchanges or in the over-the-counter  market. The over-the-counter  markets, both in the U.S.
and abroad,  may have less liquidity  than  securities  exchanges.  That lack of liquidity  can affect the price the Fund is able to obtain when it wants to sell a security,  because if there are fewer  buyers and less demand for a particular security,  the Fund might not be able to sell it at an acceptable price or might have to reduce the price in order to dispose of the security.

     In the U.S.,  the  principal  over-the-counter  market is the NASDAQ  Stock
Market,  Inc.,  which is  regulated by the National  Association  of  Securities
Dealers,  Inc.  It  consists  of an  electronic  quotation  system  for  certain securities,  and a security  must have at least two market makers to be included in NASDAQ.  Other  over-the-counter  markets exist in the U.S., as well as those abroad, wherever a dealer is willing to make a market in a particular security.

     |_| Convertible Securities. Convertible securities are debt securities that are  convertible  into an issuer's  common stock.  Convertible  securities  rank senior to common stock in a  corporation's  capital  structure and therefore are subject to less risk than common  stock in case of the  issuer's  bankruptcy  or liquidation.

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security will behave more like a debt  security,  and the security's price will likely  increase when interest  rates fall and decrease when interest rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity security:  it will likely sell at a premium over its  conversion  value,  and its price will tend to fluctuate  directly with the price of the underlying security.

     While  convertible  securities are a form of debt  security,  in many cases their conversion  feature (allowing  conversion into equity  securities)  causes them to be  regarded  more as  "equity  equivalents."  As a result,  the  rating assigned to the security has less impact on the  Manager's  investment  decision with respect to convertible securities than in the case of non-convertible fixed income  securities.  To  determine  whether  convertible  securities  should  be regarded as "equity equivalents," the Manager examines the following factors:

(1)  whether,  at the option of the investor,  the  convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)  whether the issuer of the convertible  securities has restated its earnings per share of common stock on a fully diluted basis  (considering the effect of conversion of the convertible securities), and
(3)  the extent to which the  convertible  security  may be a defensive  "equity substitute,"  providing the ability to participate in any  appreciation  in the price of the issuer's common stock.

     |_| Preferred  Stock.  Preferred  stock,  unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative.  "Cumulative"  dividend  provisions require all or a portion of prior unpaid  dividends to be paid before  dividends  can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend  exceeding the stated dividend in certain cases.

     If interest rates rise, the fixed dividend on preferred  stocks may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or  redemptions  prior to  maturity,  which can also have a  negative  impact on prices when interest rates decline.  Preferred  stock generally has a preference over common stock on the distribution of a corporation's  assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's  assets in the event of a liquidation are generally  subordinate to the rights associated with a corporation's debt securities.

     |_| Credit Risk.  Convertible securities are subject to credit risk. Credit risk  relates  to the  ability  of the  issuer  of a debt  to make  interest  or principal  payments on the  security as they become due. If the issuer  fails to pay interest,  the Fund's income may be reduced and if the issuer fails to repay principal,  the value of that bond and of the Fund's shares may be reduced.  The
Manager  may rely to some  extent on credit  ratings  by  nationally  recognized ratings  agencies in evaluating  the credit risk of securities  selected for the
Fund's  portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's  ability to make timely  payments,  and the credit risks of a particular security may change over time. The Fund may invest in higher-yielding lower-grade debt securities (that is, securities below investment grade),  which have special  risks.  Those are  securities  rated below the four highest rating categories of Standard & Poor's Rating Service  (Standard &  Poor's") or
Moody's  Investors  Service,  Inc.,  ("Moody's") or equivalent  ratings of other rating agencies or ratings assigned to a security by the Manager.

     |_| Special Risks of Lower-Grade Securities.  "Lower-grade" debt securities are those rated below  "investment  grade"  which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard &  Poor's,  or similar ratings by other rating  organizations.  If they are unrated, and are determined by the  Manager to be of  comparable  quality  to debt  securities  rated  below investment  grade,  they are included in  limitation  on the  percentage  of the
Fund's assets that can be invested in lower-grade securities.

     Among the special  credit risks of  lower-grade  securities  is the greater risk that the issuer may default on its  obligation  to pay interest or to repay principal  than in the case of  investment  grade  securities.  The issuer's low creditworthiness  may increase the potential for insolvency.  An overall decline in values in the high yield bond market is also more  likely  during a period of general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds,  adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay  principal.  In the case of foreign high yield  bonds,  these risks are in addition to the special risk of foreign  investing  discussed in the  Prospectus and in this  Statement  of  Additional  Information.  To the extent  they can be converted  into stock,  convertible  securities  may be less  subject to some of these  risks than  non-convertible  high yield  bonds,  since  stock may be more liquid and less affected by some of these risk factors.

     While securities rated "Baa" by Moody's or "BBB" by Standard and Poor's are investment  grade and are not regarded as junk bonds,  those  securities  may be subject to special risks, and have some speculative characteristics.

     |_| Interest  Rate Risks.  In addition to credit  risks,  convertible  debt securities  are  subject  to changes in value  when  prevailing  interest  rates change.  When interest  rates fall, the values of  outstanding  debt  securities generally  rise,  and the bonds may sell for more than their face  amount.  When interest  rates  rise,  the  values of  outstanding  debt  securities  generally decline,  and the bonds may sell at a  discount  from  their  face  amount.  The magnitude  of these  price  changes is  generally  greater for bonds with longer maturities.  Therefore,  when the average maturity of the Fund's debt securities is longer, its share price may fluctuate more when interest rates change.

     |_| Rights and Warrants.  The Fund can invest up to 5% of its net assets in warrants or rights. That 5% limitation does not apply to warrants and rights the
Fund has acquired as part of units of  securities  or that are attached to other securities that the Fund buys. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not  necessarily  move parallel to the prices of the  underlying  securities.
Rights are similar to  warrants,  but  normally  have a short  duration  and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting  rights,  receive no dividends  and have no rights with respect to the assets of the issuer.

     |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Fund traded its  portfolio  securities  during its last fiscal  period.  For example,  if a fund sold all of its  securities  during the year,  its portfolio turnover  rate would have been 100%.  The Fund's  portfolio  turnover  rate will fluctuate from year to year. The Fund may have a portfolio turnover rate of more than 100% annually.

     Increased portfolio turnover creates higher brokerage and transaction costs for the Fund,  which can  reduce  its  overall  performance.  Additionally,  the realization  of capital gains from selling  portfolio  securities  may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies.  In seeking its objective,  the Fund from time to time can use the types of  investment  strategies  and  investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

     |X|  Foreign  Securities.  "Foreign  securities"  include  equity  and debt securities  of companies  organized  under the laws of countries  other than the
United  States and debt  securities  of foreign  governments  that are traded on foreign securities  exchanges or in foreign  over-the-counter  markets. The Fund can  purchase  equity  and debt  securities  (which may be  denominated  in U.S.
dollars or  non-U.S.  currencies)  issued by foreign  corporations,  or that are issued or guaranteed by certain  supranational  entities  (described  below), or foreign  governments  or their  agencies  or  instrumentalities.  These  include securities issued by U.S. corporations  denominated in non-U.S.  currencies.  In normal market conditions the Fund does not expect to hold significant amounts of foreign debt securities.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's  investment  allocations.  That is because they are not subject to some of the special  considerations  and risks,  discussed below,  that apply to foreign securities traded and held abroad.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.  The Fund  will  hold  foreign  currency  only in  connection  with the purchase or sale of foreign securities.

     |_| Risks of Foreign Investing. Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:
o    reduction of income by foreign taxes;
o    fluctuation  in value of foreign  investments  due to  changes in  currency rates or currency control regulations (for example, currency blockage);
o    transaction charges for currency exchange;
o    lack of public information about foreign issuers;
o    lack of uniform  accounting,  auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o    less volume on foreign exchanges than on U.S. exchanges;
o    greater volatility and less liquidity on foreign markets than in the U.S.;
o    less  governmental  regulation  of foreign  issuers,  stock  exchanges  and brokers than in the U.S.;
o    greater difficulties in commencing lawsuits;
o    higher brokerage commission rates than in the U.S.;
o    increased  risks of delays in settlement of portfolio  transactions or loss of certificates for portfolio securities;
o    possibilities in some countries of  expropriation,  confiscatory  taxation,
     political,   financial  or  social   instability   or  adverse   diplomatic
     developments; and
o    unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  Government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     |_| Special  Risks of Emerging  Markets.  Emerging and  developing  markets abroad may also  offer  special  opportunities  for  growth  investing  but have greater  risks than more  developed  foreign  markets,  such as those in Europe,
Canada,  Australia,  New Zealand and Japan.  There may be even less liquidity in their securities  markets,  and settlements of purchases and sales of securities may be subject  to  additional  delays.  They are  subject  to greater  risks of limitations  on the  repatriation  of income and  profits  because  of  currency restrictions  imposed by local governments.  Those countries may also be subject to the risk of greater  political  and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

     |X|  Investing  in  Small,  Unseasoned  Companies.  The Fund can  invest in securities of small, unseasoned companies. These are companies that have been in operation  for less than  three  (3)  years,  including  the  operations  of any predecessors.  Securities  of these  companies  may be subject to  volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them.  Other investors that own a security issued by a small, unseasoned  issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might  otherwise be obtained.  These are more speculative  securities and can increase the Fund's overall portfolio risks.

     |X|  Repurchase  Agreements.  The Fund can  acquire  securities  subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities  transactions, or for temporary defensive purposes, as described below.

     In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Fund's Board of Trustees from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding  illiquid  investments.  The Fund will not enter into a repurchase  agreement  that causes more than 15% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven (7) days.  There is no limit on the amount of the Fund's net assets  that may be subject to  repurchase agreements having maturities of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value
of  the  collateral  must  equal  or  exceed  the  repurchase   price  to  fully
collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do
so. The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor  the  collateral's value.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established  by the  Fund's  Board  of  Trustees,  the  Manager  determines  the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the  Securities Act of
1933, the Fund may have to cause those securities to be registered. The expenses of  registering  restricted  securities  may be  negotiated by the Fund with the issuer at the time the Fund  buys the  securities.  When the Fund  must  arrange registration because the Fund wishes to sell the security, a considerable period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund can also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     The Fund has limitations that apply to purchases of restricted  securities, as stated in the Prospectus.  Those percentage  restrictions are not fundamental policies and do not limit  purchases of restricted  securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities
Act of 1933,  if those  securities  have  been  determined  to be  liquid by the
Manager under Board-approved guidelines.  Those guidelines take into account the trading  activity for such securities and the  availability of reliable  pricing information,  among other factors.  If there is a lack of trading  interest in a particular  Rule 144A  security,  the Fund's  holdings of that  security  may be considered to be illiquid.  Illiquid  securities include  repurchase  agreements maturing in more than seven days.

     |X| Loans of Portfolio  Securities.  To raise cash for liquidity  purposes, the Fund can lend its portfolio  securities to brokers,  dealers and other types of financial institutions approved by the Fund's Board of Trustees.  These loans are limited to not more than 25% of the value of the Fund's  total  assets.  The
Fund currently does not intend to engage in loans of securities,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

     There are some risks in connection with securities lending.  The Fund might experience a delay in receiving  additional  collateral  to secure a loan,  or a delay in recovery of the loaned  securities if the borrower  defaults.  The Fund must  receive  collateral  for  a  loan.  Under  current  applicable  regulatory requirements  (which  are  subject to  change),  on each  business  day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash,  bank letters of credit,  securities of the U.S.  Government or its agencies or  instrumentalities,  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay  amounts  demanded  by the Fund if the  demand  meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities,  the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities  used as  collateral,  and (c) interest on any short-term debt securities purchased with such loan collateral.  Either type of interest may be shared with the  borrower.  The Fund may also pay  reasonable finder's,  custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable  tests under the Internal Revenue
Code and must permit the Fund to reacquire  loaned  securities on five (5) days'
notice or in time to vote on any important matter.

     |X| Borrowing for Leverage. The Fund has the ability to borrow up to 10% of the value of its net  assets  from  banks on an  unsecured  basis to invest  the borrowed funds in portfolio  securities.  This speculative technique is known as
"leverage."  The Fund may  borrow  only from  banks.  Under  current  regulatory requirements,  borrowings  can be made only to the extent  that the value of the
Fund's assets, less its liabilities other than borrowings,  is equal to at least
300% of all borrowings  (including the proposed borrowing).  If the value of the
Fund's assets fails to meet this 300% asset coverage requirement,  the Fund will reduce its bank debt within  three days to meet the  requirement.  To do so, the
Fund might have to sell a portion of its investments at a disadvantageous time.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more  than  that of funds  that do not  borrow.  Currently,  the  Fund  does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

     |X| Derivatives. The Fund can invest in a variety of derivative investments to seek income for  liquidity  needs or for hedging  purposes.  Some  derivative investments the Fund can use are the hedging instruments described below in this
Statement of Additional  Information.  However,  the Fund does not use, and does not  currently  contemplate  using,  derivatives  or  hedging  instruments  to a significant degree and is not obligated to use them in seeking its objective.

     Some  of  the  derivative  investments  the  Fund  can  use  include  "debt exchangeable for common stock" of an issuer or  "equity-linked  debt securities"
of an issuer.  At maturity,  the debt  security is exchanged for common stock of the  issuer or it is  payable  in an amount  based on the price of the  issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt because  the  price of the  issuer's  common  stock  might not be as high as the
Manager expected.

     |X| Investment in Other Investment Companies. The Fund can invest up to 10%
of its total assets in shares of other investment companies. It can invest up to
5% of its total assets in any one investment  company,  but cannot own more than
3% of the  outstanding  voting  securities  of that  investment  company.  These limitations  do  not  apply  to  shares  acquired  in a  merger,  consolidation, reorganization or acquisition.

     Investment  in  another  investment  company  may  involve  the  payment of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Fund does not intend to invest in other investment  companies unless the Manager believes that the potential  benefits of the  investment  justify the payment of any premiums or sales charges.  As a shareholder in an investment  company,  the
Fund  would  be  subject  to its  ratable  share  of that  investment  company's expenses,  including its advisory and administration fees. At the same time, the
Fund would bear its own management fees and other expenses.

     |X| Hedging.  Although the Fund does not  anticipate  the  extensive use of hedging instruments, the Fund can use hedging instruments. It is not required to do so in seeking its goal. To attempt to protect against  declines in the market value of the Fund's portfolio,  to permit the Fund to retain unrealized gains in the value of  portfolio  securities  which have  appreciated,  or to  facilitate selling securities for investment reasons, the Fund could:

|_|  sell futures contracts,
|_|  buy puts on such futures or on securities, or
|_|  write covered  calls on  securities  or futures.  Covered calls can also be used to seek income,  but the Manager does not expect to engage extensively in that practice.

     The Fund can use hedging to establish a position in the  securities  market as a temporary substitute for purchasing particular securities. In that case the
Fund would  normally seek to purchase the  securities  and then  terminate  that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

|_|  buy futures, or
|_|  buy calls on such futures or on securities.

     The Fund's  strategy of hedging with futures and options on futures will be incidental  to  the  Fund's  activities  in  the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below. The Fund may employ new hedging  instruments and strategies  when they are developed,  if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

     |_| Futures. The Fund can buy and sell futures contracts that relate to (1)
stock  indices  (these are  referred to as "stock index  futures"),  (2) foreign currencies (these are referred to as "forward  contracts"),  and (3) commodities
(these are referred to as "commodity futures").

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  In some  cases  stock  indices  may be based on stocks of issuers in a particular  industry  or group of  industries.  A stock index  assigns  relative values to the common  stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly.  These contracts  obligate the seller to deliver, and the  purchaser  to take cash to settle the futures  obligation.  There is no delivery of the underlying securities to settle the obligation.

     The Fund can invest a portion of its assets in commodity future  contracts.
Commodity  futures may be based upon commodities  within five (5) main commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which  includes  cattle and hogs;  (3)  agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes  aluminum,  copper,  lead, nickel, tin and zinc; and (5)
precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures  contracts,  options on futures contracts and options and  futures on  commodity  indices  with  respect to these five main  commodity groups and the individual  commodities within each group, as well as other types of commodities.

     No  money is paid or  received  by the  Fund on the  purchase  or sale of a future. Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited with the Fund's
Custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions.  As the future is marked to market (that is, its value on the Fund's books is  changed) to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures  broker daily.

     At any time prior to expiration of the future,  the Fund may elect to close out  its  position  by  taking  an  opposite  position,  at  which  time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures  transactions (except forward contracts)
are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

     |_| Put and Call  Options.  The Fund can buy and sell certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  fund  can buy  and  sell exchange-traded and over-the-counter put and call options,  including options on indices, securities, currencies, commodities and futures.

     |_|  Writing  Covered  Call  Options.  The Fund can write  (that is,  sell)
covered calls. If the Fund sells a call option,  it must be covered.  That means the  Fund  must  own  the  security  subject  to the  call  while  the  call  is outstanding,  or,  for  certain  types of  calls,  the call  may be  covered  by segregating  liquid assets to enable the Fund to satisfy its  obligations if the call is  exercised.  Not more than 25% of the Fund's total assets may be subject to calls the Fund writes.

     When the Fund writes a call, it receives cash (a premium). In the case of a call on a  security,  the Fund  agrees  to sell  the  underlying  security  to a purchaser of a corresponding call on the same security during the call period at a fixed  exercise  price  regardless  of market  price  changes  during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call  period.  That risk may be offset to some  extent by the  premium  the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse  without  being  exercised.  In that case the
Fund would keep the cash premium and the investment.

     When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price, multiplied by a specified  multiple that  determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price it is likely  that the call will lapse  without  being exercised. In that case, the Fund would keep the cash premium.

     The Fund's Custodian,  or a securities depository acting for the Custodian, will act as the Fund's  escrow  agent,  through  the  facilities  of the Options
Clearing  Corporation  ("OCC"),  as to the  investments  on  which  the Fund has written calls traded on exchanges or as to other acceptable  escrow  securities.
In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration of the option or when the Fund enters into a closing transaction.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium received on the call the Fund wrote is more or less  than the  price of the call the Fund  purchases  to close  out the transaction.  The Fund may  realize  a profit if the call  expires  unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal  income tax  purposes,  as are the  premiums on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

     |_| Writing Uncovered Call Options on Futures Contracts.  The Fund may also write  calls on a futures  contract  without  owning  the  futures  contract  or securities  deliverable  under the  contract.  To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate  additional liquid assets if the value of the  segregated  assets drops below 100% of the current  value of the future.
Because of this segregation  requirement,  in no circumstances  would the Fund's receipt of an exercise  notice as to that  future  require the Fund to deliver a futures  contract.  It would  simply put the Fund in a short  futures  position, which is permitted by the Fund's hedging policies.

     |_| Writing Put Options.  The Fund can sell put options.  A put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period. The
Fund will not write puts if, as a result, more than 50% of the Fund's net assets would have to be segregated to cover put options.

     If the Fund sells a put  option,  it must be covered by  segregated  liquid assets.  The premium the Fund  receives  from writing a put option  represents a profit,  as long as the price of the  underlying  investment  remains  above the exercise price of the put. However,  the Fund also assumes the obligation during the option period to buy the underlying  investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.  If the Fund writes a put that expires  unexercised,  the Fund realizes a gain  in the  amount  of the  premium  less  transaction  costs.  If the  put is exercised,  the Fund must  fulfill its  obligation  to purchase  the  underlying investment  at the exercise  price.  That price will  usually  exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise  price of the  underlying  security.
The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

     As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise notice by the exchange or  broker-dealer  through which the put was sold. That notice will require the Fund to exchange  currency (for a put written on a currency) at the specified  rate of exchange or to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase  the  underlying  security,  since it may be assigned  an  exercise  notice  at any  time  prior  to the  termination  of its obligation as the writer of the put. That obligation  terminates upon expiration of the put.  It may also  terminate  if,  before the Fund  receives  an exercise notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise  notice, it cannot effect a closing purchase transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security from being put.  Effecting a closing  purchase  transaction will permit the Fund to write another put option on the security or to sell the security and use the proceeds  from the sale for other  investments.  The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the  transaction  is less or more than the premium  received from writing the put option.  Any profits  from writing puts are  considered  short-term  capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

     |_|  Purchasing  Calls and Puts.  The Fund can  purchase  calls to  protect against the  possibility  that the Fund's  portfolio will not  participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing  purchase  transaction),  it pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding call on the same investment  during the call period at a fixed exercise price.  The Fund benefits  only if it sells the call at a profit or if,  during the call  period, the market price of the underlying investment is above the sum of the call price plus  the  transaction  costs  and the  premium  paid  for the call and the Fund exercises  the call.  If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

     The Fund can buy puts whether or not it holds the underlying  investment in its portfolio.  When the Fund purchases a put, it pays a premium and,  except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

     Buying a put on  securities  or futures  the Fund owns  enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the underlying  investment below the exercise price by selling the underlying investment  at the  exercise  price to a seller of a  corresponding  put. If the market  price of the  underlying  investment  is equal to or above the  exercise price and, as a result,  the put is not exercised or resold, the put will become worthless  at its  expiration  date.  In that  case the Fund  will have paid the premium but lost the right to sell the underlying investment.  However, the Fund may  sell  the put  prior to its  expiration.  That  sale may or may not be at a profit.

     Buying a put on an investment the Fund does not own permits the Fund either to  resell  the  put or to buy  the  underlying  investment  and  sell it at the exercise  price.  The  resale  price  will  vary  inversely  to the price of the underlying investment. If the market price of the underlying investment is above the  exercise  price and, as a result,  the put is not  exercised,  the put will become worthless on its expiration date.

     When the Fund  purchases  a call or put on an  index or  Future,  it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities  market generally) rather than on price movements in individual securities or futures contracts.

     The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

     |_| Buying and Selling Options on Foreign Currencies.  The Fund can buy and
sell  calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major  recognized  dealers in such options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities  and increases in the dollar cost of foreign  securities the
Fund wants to acquire.

     If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign  currency,  the  decline in the  dollar  value of  portfolio  securities denominated  in that  currency  might be  partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium  payments and transaction  costs without a corresponding benefit.

     A call the Fund writes on a foreign  currency is "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an  absolute  and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for  additional  cash  consideration  held  in a segregated  account by its Custodian  bank) upon conversion or exchange of other foreign currency held in its portfolio.

     The Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those circumstances,  the Fund covers the option by maintaining cash, U.S.  government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated  account with the Fund's Custodian bank.

     |_|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly,  hedging  strategies may reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

     The Fund's option  activities could affect its portfolio  turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund could pay a brokerage  commission each time it buys a call or put, sells a call, or buys or sells an underlying  investment in connection  with the exercise of a call or put. Those commissions could be higher on a relative basis
than  the  commissions   for  direct   purchases  or  sales  of  the  underlying
investments. Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Fund might experience  losses if it could not close out a position  because of an  illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities.  The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's  securities.  For example,  it is possible that while the Fund has used hedging  instruments  in a short  hedge,  the market may advance  and the value of the  securities  held in the  Fund's  portfolio  might decline. If that occurred,  the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small  degree,  over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

     |_| Forward  Contracts.  Forward  contracts are foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  The Fund  uses  them to "lock  in" the U.S.  dollar  price of a security  denominated in a foreign currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the
U.S.  dollar and a foreign  currency.  The Fund  limits its  exposure in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets denominated in that currency or a  closely-correlated  currency.  The
Fund may also use  "cross-hedging"  where the Fund  hedges  against  changes  in currencies other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The Fund may use forward  contracts to protect  against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund owns or intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce the risk of loss from a decline in the value of the hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign  currency,  or when it anticipates  receiving  dividend payments in a foreign  currency,  the Fund might  desire to  "lock-in"  the U.S.
dollar  price of the  security or the U.S.  dollar  equivalent  of the  dividend payments.  To do so,  the Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a  "transaction  hedge." The  transaction  hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period  between the date on which the  security is  purchased  or sold or on which the payment is  declared,  and the date on which the  payments are made or received.

     The Fund could also use forward  contracts to lock in the U.S. dollar value of  portfolio  positions.  This is  called  a  "position  hedge."  When the Fund believes that foreign  currency might suffer a substantial  decline  against the
U.S.  dollar,  it could enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward  contract to buy that  foreign  currency  for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar  amount if the Fund believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

     The Fund will cover its short  positions in these cases by  identifying  to its Custodian  bank assets  having a value equal to the aggregate  amount of the
Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate the Fund to deliver an amount of foreign  currency in  excess of the  value of the  Fund's  portfolio  securities  or other  assets denominated  in that  currency  or another  currency  that is the subject of the hedge.

     However,  to avoid excess  transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call option  permitting  the Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward  contract price.  As another  alternative, the Fund may  purchase  a put option  permitting  the Fund to sell the amount of foreign currency  subject to a forward  purchase  contract at a price as high or higher than the forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the
security  and  deliver  foreign   currency  to  settle  the  original   purchase
obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund  might have to purchase  additional  foreign  currency on the "spot"  (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated to deliver to settle the trade,  the Fund  might  have to sell on the  spot  market  some of the  foreign currency  received  upon  the sale of the  security.  There  will be  additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts  in this  manner  might  reduce  the Fund's  performance  if there are unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

     At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security  and offset its  contractual  obligation  to deliver  the  currency  by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the  currency  that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same  amount of the same  currency  on the  maturity  date of the first contract.  The Fund would  realize a gain or loss as a result of  entering  into such an offsetting forward contract under either circumstance.  The gain or loss will  depend on the  extent  to which the  exchange  rate or rates  between  the currencies  involved moved between the execution dates of the first contract and offsetting contract.

     The costs to the Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the  length of the  contract  period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal  basis,  no  brokerage  fees or  commissions  are  involved.
Because these  contracts  are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur  costs in doing  so.  Foreign  exchange  dealers  do not  charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency  to the Fund at one  rate,  while  offering  a lesser  rate of  exchange  if the Fund  desires to resell  that  currency to the dealer.

     |_|  Regulatory  Aspects of Hedging  Instruments.  When using  futures  and options on futures,  the Fund is required to operate within  certain  guidelines and  restrictions  with  respect  to the use of futures  as  established  by the
Commodities Futures Trading Commission (the "CFTC"). In particular,  the Fund is exempted from  registration  with the CFTC as a "commodity pool operator" if the
Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging  position.  However, under the Rule,  the Fund must limit its aggregate  initial  futures  margin and related  options  premiums  to not more than 5% of the  Fund's  net  assets  for hedging  strategies that are not considered bona fide hedging  strategies  under the Rule.  Under the Rule,  the Fund must also use short  futures and options on futures solely for bona fide hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities,  including other investment  companies having the same  adviser as the Fund (or an adviser  that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions.  An exchange  may order the  liquidation  of  positions  found to be in violation of those limits and may impose certain other sanctions.

     Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily  marketable  short-term  debt  instruments in an amount equal to the market  value of the  securities  underlying  the future,  less the margin deposit applicable to it.

     |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign  currency exchange  contracts  in which the Fund may invest are treated as  "Section  1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are  characterized as 60% long-term and 40% short-term capital  gains or losses  under the Code.  However,  foreign  currency  gains or losses arising from Section 1256 contracts that are forward contracts  generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the  Fund  at the  end of  each  taxable  year  are  "marked-to-market,"  and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment company  distributions and for other purposes under rules prescribed  pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

     Certain  forward  contracts the Fund enters into may result in  "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing  of gains  (or  losses)  recognized  by the Fund on  straddle  positions.
Generally,  a loss  sustained  on the  disposition  of a  position  making  up a straddle is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the straddle.  Disallowed  loss is generally  allowed  at the  point  where  there is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position is disposed of.

Under the Internal  Revenue Code,  the following  gains or losses are treated as ordinary income or loss:

(1)  gains or losses  attributable  to fluctuations in exchange rates that occur between the time the Fund accrues interest or other  receivables or accrues expenses or other  liabilities  denominated  in a foreign  currency and the time the Fund actually  collects such receivables or pays such liabilities,
     and
(2)  gains or  losses  attributable  to  fluctuations  in the value of a foreign currency between the date of acquisition of a debt security  denominated in a foreign currency or foreign  currency  forward  contracts and the date of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X|  Temporary Defensive  Investments.  When market conditions are unstable,  or the Manager  believes it is  otherwise  appropriate  to reduce  holdings in stocks,  the Fund can invest in a variety of debt  securities for defensive purposes.  The  Fund can  also  purchase  these  securities  for  liquidity purposes to meet cash needs due to the  redemption  of Fund  shares,  or to hold  while  waiting  to  reinvest  cash  received  from  the sale of other portfolio securities. The Fund can buy:

|_|  high-quality,  short-term money market instruments,  including those issued by the U. S. Treasury or other government agencies,
|_|  commercial paper  (short-term,  unsecured,  promissory notes of domestic or foreign companies)
|_|  short-term debt obligations of corporate issuers,
|_|  certificates  of deposit and bankers'  acceptances  of domestic and foreign banks and savings and loan associations, and
|_|  repurchase agreements.

     Short-term debt securities would normally be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

|X|  What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has  adopted  to govern its  investments  that can be changed only  by  the  vote  of a  "majority"  of  the  Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

|_|  67% or more of the shares  present or represented by proxy at a shareholder meeting,  if the  holders  of more than 50% of the  outstanding  shares are present or represented by proxy, or
|_|  more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of Additional  Information  are
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most significant  investment  policies are described in the Prospectus.

|X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

|_|  The Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that issuer  or if it  would  then own more  than  10% of that  issuer's  voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S.  Government or any of its agencies or instrumentalities.
|_|  The Fund  cannot  invest in  physical  commodities  or  physical  commodity contracts.  However,  the Fund can buy and sell hedging  instruments to the extent  specified  in its  Prospectus  and  this  Statement  of  Additional
     Information  from  time to time.  The  Fund can also buy and sell  options, futures,  securities  or other  instruments  backed  by, or the  investment return  from  which,  is  linked  to  changes  in the  price  of,  physical commodities.
|_|  The Fund cannot lend money.  However,  it can invest in all or a portion of an issue of bonds, debentures,  commercial paper or other similar corporate obligations. The Fund may also lend its portfolio securities subject to the restrictions  stated in the  Prospectus  and this  Statement of  Additional
     Information and can enter into repurchase transactions.
|_|  The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry.
|_|  The Fund  cannot  underwrite  securities  of other  companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities
     Act of 1933 when reselling any securities held in its own portfolio.
|_|  The Fund  cannot  invest in real  estate or in  interests  in real  estate.
     However, the Fund can purchase  readily-marketable  securities of companies holding real estate or interests in real estate.
|_|  The Fund cannot issue "senior securities."  However,  that restriction does not prohibit the Fund from  borrowing  money subject to the  provisions set forth in this  Statement of Additional  Information,  or from entering into margin, collateral or escrow arrangements permitted by its other investment policies.

|X|  Does the Fund Have Any Restrictions That Are Not Fundamental?  The Fund has
     a  number  of  other  investment  restrictions  that  are  not  fundamental policies, which means that they can be changed by vote of a majority of the
     Fund's Board of Trustees without shareholder approval.

|_|  The Fund cannot invest in companies for the purpose of acquiring control or management of them.
|_|  The Fund cannot invest in or hold  securities of any issuer if officers and
     Trustees  or  directors  of  the  Fund  or  the  Manager   individually  or
     beneficially  own more than1/2of 1% of the  securities  of that  issuer and together own more than 5% of the securities of that issuer.
|_|  The Fund cannot purchase securities on margin.  However,  the Fund can make margin deposits in connection with any of the hedging instruments permitted by any of its other investment policies.
|_|  The Fund cannot pledge, mortgage or hypothecate any of its assets. However, this does not  prohibit  the escrow  arrangements  contemplated  by writing covered  call  options  or  other  collateral  or  margin  arrangements  in connection  with any of the  hedging  instruments  permitted  by any of its other investment policies.

     Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment  increases in proportion to the size of the Fund.

     For purposes of the Fund's policy not to  concentrate  its  investments  as described above, the Fund has adopted the industry  classifications set forth in
Appendix  A  to  this  Statement  of  Additional  Information.  That  is  not  a
fundamental policy.

How the Fund is Managed

Organization  and  History.  The  Fund is an  open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest. The Fund was organized as a Massachusetts business trust in June 1997.

     The Fund is  governed  by a Board of  Trustees,  which is  responsible  for protecting the interests of shareholders  under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities,  review its performance,  and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its  shareholders,  it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other  action  described in the
Fund's Declaration of Trust.

     |X|  Classes  of  Shares.  The Board of  Trustees  has the  power,  without shareholder  approval,  to divide  unissued  shares of the Fund into two or more classes.  The Board has done so, and the Fund  currently has five (5) classes of shares:  Class A, Class B, Class C, Class N and Class Y. All  classes  invest in the same  investment  portfolio.  Only  retirement  plans may  purchase  Class N shares. Each class of shares:

o    has its own dividends and distributions,
o    pays certain expenses which may be different for the different classes,
o    may have a different net asset value,
o    may have separate  voting rights on matters in which interests of one class are different from interests of another class, and
o    votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to the vote of  shareholders.  Each share of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

     The Trustees are authorized to create new series and classes of shares. The
Trustees may reclassify  unissued shares of the Fund into  additional  series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser  number of shares  without  changing the  proportionate beneficial  interest of a shareholder in the Fund. Shares do not have cumulative voting  rights or  preemptive  or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

|X|  Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders.  The Fund will hold  meetings  when  required to do so by the
     Investment  Company Act or other  applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

     Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds  of the  outstanding  shares of the Fund,  to remove a  Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.
If the  Trustees  receive a request from at least 10  shareholders  stating that they wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then  either  make the Fund's  shareholder  list
available  to  the  applicants  or  mail  their   communication   to  all  other
shareholders at the applicants'  expense.  The  shareholders  making the request must have been  shareholders for at least six months and must hold shares of the
Fund  valued  at  $25,000  or more or  constituting  at least  1% of the  Fund's outstanding  shares,  whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

|X|  Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express  disclaimer of shareholder  or Trustee  liability for the Fund's obligations.  It also provides for  indemnification  and  reimbursement  of expenses out of the Fund's  property for any  shareholder  held  personally liable for its obligations.  The Declaration of Trust also states that upon request,  the Fund  shall  assume the  defense of any claim made  against a shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment  on that  claim.  Massachusetts  law  permits a  shareholder  of a business  trust  (such  as the  Fund)  to be held  personally  liable  as a
     "partner"  under  certain  circumstances.  However,  the  risk  that a Fund shareholder will incur financial loss from being held liable as a "partner"
     of the Fund is limited to the relatively remote  circumstances in which the
     Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

Trustees  and Officers of the Fund.  The Fund's  Trustees and officers and their principal  occupations and business affiliations and occupations during the past five years are listed  below.  Trustees  denoted  with an asterisk (*) below are deemed to be "interested  persons" of the Fund under the Investment Company Act.
All of the  Trustees are  Trustees or  Directors  of the  following  Oppenheimer funds:

Oppenheimer Quest For Value Funds, a series fund having the Rochester  Portfolio
Series, a series fund having one series: following series: Limited-Term New York
Municipal Fund Oppenheimer Small Cap Value Fund, Bond Fund Series, a series fund having  one  series:  Oppenheimer  Quest  Balanced  Value  Fund and  Oppenheimer
Convertible  Securities Fund Oppenheimer  Quest Opportunity Value Fund Rochester
Fund Municipals  Oppenheimer  Quest Global Value Fund, Inc.  Oppenheimer  MidCap
Fund Oppenheimer  Quest Capital Value Fund, Inc.  Oppenheimer  Quest Value Fund,
Inc.

     Ms. Macaskill and Messrs. Bishop, Bowen, Donohue,  Farrar and Zack, who are
officers  of  the  Fund,  respectively  hold  the  same  offices  of  the  other
Oppenheimer  funds listed  above.  As of January 16, 2001,  the Trustees and the officers of the Fund as a group owned less than 1% of the outstanding  shares of the Fund.  The foregoing  statement does not reflect shares held of record by an
employee   benefit  plan  for   employees  of  the  Manager  other  than  shares
beneficially owned under that plan by the officers of the Fund listed below. Ms.
Macaskill and Mr. Donohue, are trustees of that plan.

Bridget A. Macaskill*, President and Trustee; Age: 52.
Two World Trade Center, New York, New York 10048-0203

Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director  (since  December 1994) of the Manager;  President  (since  September
1995) and a director (since October 1990) of Oppenheimer  Acquisition Corp., the
Manager's  parent holding  company;  President,  Chief  Executive  Officer and a director  (since March 2000) of OFI Private  Investments,  Inc.,  an  investment adviser  subsidiary  of the  Manager;  Chairman  and a director  of  Shareholder
Services,  Inc. (since August 1994) and  Shareholder  Financial  Services,  Inc.
(since September 1995),  transfer agent  subsidiaries of the Manager;  President
(since  September  1995) and a director  (since  November  1989) of  Oppenheimer
Partnership  Holdings,  Inc.,  a  holding  company  subsidiary  of the  Manager;
President and a director (since October 1997) of OppenheimerFunds  International
Ltd., an offshore fund  management  subsidiary of the Manager and of Oppenheimer
Millennium  Funds plc; a director of HarbourView  Asset  Management  Corporation
(since July 1991) and of Oppenheimer  Real Asset  Management,  Inc.  (since July
1996),  investment adviser  subsidiaries of the Manager; a director (since April
2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the  Manager;  a director of  Prudential  Corporation  plc (a U.K.  financial service company);  President and a trustee of other Oppenheimer funds;  formerly
President of the Manager (June 1991 - August 2000).

John Cannon, Trustee, Age: 70.
620 Sentry Parkway West Suite 220, Blue Bell, PA 19422

Independent Consultant;  Chief Investment Officer, CDC Associates,  a registered investment  adviser;  Director,  Neuberger  &  Berman Income Managers Trust,
Neuberger  &  Berman  Income  Funds  and  Neuberger  Berman  Trust,  (1995 -
present);  formerly  Chairman and Treasurer,  CDC  Associates,  (1993 - February
1996).

Paul Y. Clinton, Trustee, Age: 69.
39 Blossom Avenue, Osterville, Massachusetts 02655

Principal of Clinton  Management  Associates,  a financial  and venture  capital consulting firm;  Trustee of Capital Cash Management  Trust, a money-market fund and  Narragansett  Tax-Free Fund, a tax-exempt  bond fund;  Director of OCC Cash
Reserves, Inc. and Trustee of OCC Accumulation Trust, both of which are open-end investment companies.  Formerly: Director, External Affairs, Kravco Corporation,
a national real estate owner and property management  corporation;  President of
Essex Management Corporation, a management consulting company; a general partner of Capital  Growth Fund, a venture  capital  partnership;  a general  partner of
Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture  capital fund;  Chairman of Woodland  Capital  Corp., a small business investment company; and Vice President of W.R. Grace & Co.

Thomas W. Courtney, Trustee, Age: 67.
833 Wyndemere Way, Naples, Florida 34105

Principal of Courtney  Associates,  Inc. (venture capital firm);  former General
Partner of Trivest Venture Fund (private venture capital fund); former President of  Investment  Counseling  Federated  Investors,  Inc.;  Trustee of Cash Assets
Trust, a money market fund; Director of OCC Cash Reserves,  Inc., and Trustee of
OCC Accumulation Trust, both of which are open-end investment companies;  former
President  of  Boston  Company  Institutional  Investors;  Trustee  of  Hawaiian
Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; Director of several  privately owned  corporations;  former  Director of Financial  Analysts
Federation.

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469

A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions:  Vice  Chairman  (October 1995 - December  1997) and  Executive  Vice
President  (December  1977 -  October  1995)  of  the  Manager;  Executive  Vice
President  and a  director  (April  1986 - October  1995) of  HarbourView  Asset
Management Corporation.

Lacy B. Herrmann, Trustee, Age: 71.
380 Madison Avenue, Suite 2300, New York, New York 10017

Chairman  and Chief  Executive  Officer of Aquila  Management  Corporation,  the
sponsoring  organization and manager,  administrator  and/or  sub-Adviser to the following open-end investment  companies,  and Chairman of the Board of Trustees and President of each:  Churchill Cash Reserves Trust,  Aquila - Cascadia Equity
Fund,  Pacific Capital Cash Assets Trust,  Pacific Capital U.S.  Treasuries Cash
Assets Trust,  Pacific  Capital  Tax-Free  Cash Assets  Trust,  Prime Cash Fund,
Narragansett  Insured  Tax-Free Income Fund,  Tax-Free Fund For Utah,  Churchill
Tax-Free Fund of Kentucky,  Tax-Free Fund of Colorado, Tax-Free Trust of Oregon,
Tax-Free Trust of Arizona,  Hawaiian  Tax-Free Trust,  and Aquila Rocky Mountain
Equity Fund;  Vice President,  Director,  Secretary,  and formerly  Treasurer of
Aquila  Distributors,  Inc.,  distributor  of the  above  funds;  President  and
Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and
an Officer and  Trustee/Director of its predecessors;  President and Director of
STCM Management Company, Inc., sponsor and adviser to CCMT; Chairman,  President and a  Director  of  InCap  Management  Corporation,  formerly  sub-adviser  and administrator of Prime Cash Fund and Short Term Asset Reserves;  Director of OCC
Cash Reserves,  Inc., and Trustee of OCC Accumulation  Trust,  both of which are open-end investment companies; Trustee Emeritus of Brown University.

Brian Wruble, Trustee, Age: 58
6803 South Tucson Way, Englewood, Colorado 80112

General Partner, Odyssey Partners, L.P. (investment partnership) (1995-present);
Special  Limited  Partner,  Odyssey  Investment  Partners,  LLC (private  equity investment)  (1999-present)  and  was  Managing  Principal,  Odyssey  Investment
Partners, LLC from 1997-1998; Governor, Association of Investment Management and
Research ("AIMR") (1992-1998);  Trustee, Research Foundation of AIMR (1994-1995)
(2000-present);  Trustee, Institute of Chartered Financial Analysts (1992-1998);
Trustee,  Institute for Advanced  Study  (1992-present);  Governor,  Jerome Levy
Economics Institute of Bard College (1990-present), Board of Governing Trustees,
The  Jackson  Laboratory  (1999-present);  Board of  Incorporators,  The Jackson
Laboratory (1991-1998); Director, Ray & Berendston, Inc. (2000-present).

Bruce Bartlett, Vice President and Portfolio Manager, Age: 50.
Two World Trade Center,  New York,  New York  10048-0203.

Senior  Vice  President  (since  January  1999) of the  Manager;  an officer and portfolio  manager of other Oppenheimer  funds,  prior to joining the Manager in
April 1995,  he was a Vice  President and Senior  Portfolio  Manager at First of
America Investment Corp. (September 1986 - April 1995).

Andrew J. Donohue, Secretary Age: 50.
Two World Trade Center, New York, New York 10048-0203

Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director  (since  September  1995) of the  Manager;  Executive  Vice
President  and General  Counsel  (since  September  1993) and a director  (since
January 1992) of OppenheimerFunds  Distributor,  Inc.; Executive Vice President,
General  Counsel and a director  (since  September  1995) of  HarbourView  Asset
Management  Corporation,   Shareholder  Services,  Inc.,  Shareholder  Financial
Services,  Inc.  and  Oppenheimer  Partnership  Holdings,  Inc.,  of OFI Private
Investments,  Inc. (since March 2000),  and of Oppenheimer  Trust Company (since
May 2000);  President and a director of Centennial Asset Management  Corporation of the Manager (since September 1995) and of Oppenheimer Real Asset  Management,
Inc. (since July 1996);  Vice President and a director (since September 1997) of
OppenheimerFunds  International  Ltd. and  Oppenheimer  Millennium  Funds plc; a
director (since April 2000) of OppenheimerFunds Legacy Program;  General Counsel
(since May 1996) and  Secretary  (since April 1997) of  Oppenheimer  Acquisition
Corp.; an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112

Vice  President  of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other Oppenheimer funds;  formerly an Assistant Vice President of the
Manager/Mutual  Fund Accounting (April 1994 - May 1996) and a Fund Controller of
the Manager.  Vice  President of  OppenheimerFunds,  Inc.  (since May 1996);  an officer of other Oppenheimer funds;  formerly an Assistant Vice President (April
1994 - May 1996) and a Fund Controller of OppenheimerFunds, Inc.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112

Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant
Treasurer of Oppenheimer  Millennium  Funds plc (since October 1997); an officer of  other  Oppenheimer  Funds;  formerly  an  Assistant  Vice  President  of the
Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller of
the  Manager.  Vice  President  of  OppenheimerFunds,  Inc.  (since  May  1996);
Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds;  formerly an Assistant Vice President (April
1994 - May 1996) and a Fund Controller of OppenheimerFunds, Inc.

Brian W. Wixted, Treasurer and Principal Financial and Accounting Officer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112

Senior   Vice   President   and   Treasurer   (since   March  1999)  of  the  of
OppenheimerFunds,  Inc.  Treasurer  (since  March  1999)  of  HarbourView  Asset
Management  Corporation,  Shareholder  Services,  Inc.,  Oppenheimer  Real Asset
Management  Corporation,  Shareholder  Financial Services,  Inc. and Oppenheimer
Partnership Holdings, Inc., of OFI Private Investments,  Inc. (since March 2000)
and of OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
(since May 2000);  Treasurer  and Chief  Financial  Officer  (since May 2000) of
Oppenheimer Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer
Acquisition Corp. and of Centennial Asset Management Corporation of the Manager;
an officer of other Oppenheimer  funds;  formerly  Principal and Chief Operating
Officer,  Bankers Trust Company - Mutual Fund  Services  Division  (March 1995 -
March  1999);  Vice  President  and Chief  Financial  Officer of CS First Boston
Investment Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203

Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981)  of  the  Manager  of  OppenheimerFunds,   Inc.;  Assistant  Secretary  of
Shareholder  Services,  Inc. (since May 1985),  Shareholder  Financial Services,
Inc. (since November 1989); OppenheimerFunds  International Ltd. and Oppenheimer
Millennium  Funds plc (since  October  1997);  an  officer of other  Oppenheimer funds.

      |X|  Remuneration  of Trustees.  The officers of the Fund and one Trustee,  Ms.  Macaskill,  are affiliated  with the Manager and receive no salary or fee from the Fund.  Mr.  Spiro was  affiliated  with the  Manager  until July 31,  1999.  The  remaining  Trustees received the compensation  shown below.  The  compensation  from the Fund was paid during its fiscal period ended October 31, 2000. The table  below also shows the total  compensation  from all of the  Oppenheimer  funds  listed  above  (referred  to as the  "Oppenheimer
Quest/Rochester  Funds"),  including  the  compensation  from the Fund.  That amount  represents  compensation  received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2000.
--------------------------- ----------------------------- ---------------------------- -----------------------------
                            Aggregate Compensation        Retirement Benefits          Total Compensation
                            From the Fund1                Accrued as Part of Fund      From all Oppenheimer
Trustee's Name                                            Expenses                     Quest/Rochester Funds  (10
                                                                                       Funds)2
--------------------------- ----------------------------- ---------------------------- -----------------------------
--------------------------- ----------------------------- ---------------------------- -----------------------------
Paul Y. Clinton             $55,591                       $ 46,084                     $ 86,4393
--------------------------- ----------------------------- ---------------------------- -----------------------------
--------------------------- ----------------------------- ---------------------------- -----------------------------
Thomas W. Courtney          $43,599                       $ 34,093                     $ 86,4393
--------------------------- ----------------------------- ---------------------------- -----------------------------
--------------------------- ----------------------------- ---------------------------- -----------------------------
Robert G. Galli             $  9,506                      None                         $ 191,1344
--------------------------- ----------------------------- ---------------------------- -----------------------------
--------------------------- ----------------------------- ---------------------------- -----------------------------
Lacy B. Herrmann            $61,808                       $ 52,302                     $ 86,4393
--------------------------- ----------------------------- ---------------------------- -----------------------------
--------------------------- ----------------------------- ---------------------------- -----------------------------
George Loft                 $62,442                       $ 52,936                     $ 86,4394
--------------------------- ----------------------------- ---------------------------- -----------------------------
1.   Aggregate  compensation includes fees, deferred  compensation,  if any, and retirement plan benefits accrued for a Trustee or Director.
2.   For the 2000 calendar year.
3.   Total  compensation for the 2000 calendar year includes  compensation  from two funds for which the sub-advisor acts as the investment advisor.
4.   Total  compensation  for  the  2000  calendar  year  includes  compensation received for serving as Trustee or Director of 30 other Oppenheimer funds.

|X|  Retirement  Plan for Trustees.  The Fund has adopted a retirement plan that provides  for payments to retired  Trustees.  Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest  compensation was received. A Trustee must serve as Trustee for any of the  Oppenheimer  Quest/Rochester/MidCap  funds  listed above for at least 15 years to be  eligible  for the  maximum  payment.  Each  Trustee's retirement  benefits  will  depend on the  amount of the  Trustee's  future compensation and length of service.  Therefore the amount of those benefits cannot be determined at this time,  nor can we estimate the number of years of credited service that will be used to determine those benefits.

|X|  Deferred  Compensation  Plan.  The Board of Trustees has adopted a Deferred
     Compensation Plan for disinterested  Trustees that enables them to elect to defer  receipt of all or a portion of the annual fees they are  entitled to receive  from the Fund.  Under the plan,  the  compensation  deferred  by a
     Trustee is  periodically  adjusted as though an equivalent  amount had been invested  in  shares  of one or  more  Oppenheimer  funds  selected  by the
     Trustee.  The amount paid to the Trustee  under the plan will be determined based upon the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's assets,  liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any Trustee.  Pursuant to an Order issued by the Securities and
Exchange  Commission,  the Fund may invest in the funds  selected by the Trustee under  the  plan  without  shareholder  approval  for  the  limited  purpose  of determining the value of the Trustee's deferred fee account.

     |X|  Major Shareholders.  As of January 16, 2001, the only people who owned of record or was known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding Class A, Class B, Class C or Class
          Y shares were:

     Charles Schwab & Co. Inc.,  Special  Custody  Account for the exclusive benefit of customers,  101 Montgomery Street,  San Francisco,  California 94104,
which owned  3,737,172.378 Class A shares  (representing  approximately 9.99% of the Fund's then-outstanding Class A Shares).

     Wells Fargo Bank Minnesota NA TR Talbots Inc.,  Deferred  Compensation P.O.
Box 1533  Minneapolis,  Minnesota  55480,  which owned 29,844.274 Class C shares
(representing  approximately  52.20%  of the  Fund's  then-outstanding  Class  C
Shares).

     Mass Mutual Life Insurance Co. Separate  Investment  Account,  Attn: Monica
Margeson N-323, 1295 State Street, Springfield, Massachusetts 01111, which owned
20,300.072  Class C Shares  (representing  approximately  35.50%  of the  Fund's then-outstanding Class C Shares).

     New York  Yacht  Club  Pension  Plan,  6801 South  Tucson  Way,  Englewood,
Colorado 80112, which owned 3,790.464 Class C Shares (representing approximately
6.63% of the Fund's then-outstanding Class C Shares).

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

     |X|  Code of Ethics.  The Fund, the Manager and the Distributor have a Code of Ethics.  It is  designed to detect and  prevent  improper  personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's  portfolio  transactions.
          Covered  persons include persons with knowledge of the investments and investment  intentions  of the Fund and  other  funds  advised  by the
          Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.
          Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the  Securities  and Exchange  Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference Room by calling the SEC at
1.202.942.8090.  The Code of Ethics  can also be  viewed  as part of the  Fund's registration  statement  on the SEC's EDGAR  database at the SEC's  Internet web site at http://www.sec.gov.  Copies may be obtained,  after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.,
or  by  writing  to  the  SEC's  Public  Reference  Section,   Washington,  D.C.
20549-0102.

     |X|  The Investment  Advisory  Agreement.  The Manager provides  investment advisory  and  management  services  to the Fund  under an  investment advisory  agreement  between  the  Manager  and the Fund.  The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is  principally  responsible  for the day-to-day management  of the Fund's  portfolio.  Other  members of the Manager's
          Equity  Portfolio Team provide the portfolio  manager with counsel and support in managing the Fund's portfolio.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the  relative  proportion  of the Fund's net assets represented by that class.

--------------------------------------- ----------------------------------------
                                       Management Fees Paid to OppenheimerFunds,
 Fiscal Year Ended:                               Inc.
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
10/31/981                                  $ 81,953
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
10/31/99                                 $ 817,885
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
10/31/00                                 $9,665,786
--------------------------------------- ----------------------------------------

     1.   For the period from 12/1/97  (commencement  of  operations) to October
          31, 1998. During 1998, the Fund's fiscal year was changed from 8/31 to
          10/31.

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory agreement,  the  Manager is not liable  for any loss the Fund  sustains  for any investment,  adoption  of any  investment  policy,  or  the  purchase,  sale  or retention of any security.

     The  agreement  permits  the Manager to act as  investment  adviser for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment  advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains  provisions  relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is  authorized by the advisory  agreement to employ  broker-dealers, including  "affiliated"  brokers,  as that  term is  defined  in the  Investment
Company Act. The Manager may employ  broker-dealers  that the Manager  thinks in its best judgment  based on all relevant  factors,  will implement the policy of the Fund to obtain,  at reasonable  expense,  the "best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable execution at the most  favorable  price  obtainable.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the  investment  advisory  agreement,  the Manager may select brokers
(other than affiliates) that provide  brokerage and/or research services for the
Fund and/or the other  accounts  over which the Manager or its  affiliates  have investment  discretion.  The commissions paid to such brokers may be higher than another  qualified  broker  would  charge,  if the  Manager  makes a good  faith determination  that the  commission  is fair and  reasonable  in relation to the services  provided.  Subject to those  considerations,  as a factor in selecting brokers for the Fund's  portfolio  transactions,  the Manager may also  consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment  advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate  brokerage  based upon  recommendations  from the  Manager's  portfolio managers. In certain instances, portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

     Transactions  in  securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or  market  makers.  In transactions  on  foreign  exchanges,  the Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for  transactions  in  listed  securities  or for  certain  fixed-income  agency transactions in the secondary market.  Otherwise brokerage  commissions are paid only if it appears  likely that a better price or  execution  can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the  purchase or sale of the option and any  transaction  in the  securities  to which the option relates.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security  on the same day from the same  dealer,  the  transactions  under those combined  orders are averaged as to price and allocated in  accordance  with the purchase or sale orders actually placed for each account.

     Most  purchases  of debt  obligations  are  principal  transactions  at net prices.  Instead of using a broker  for those  transactions,  the Fund  normally deals  directly with the selling or purchasing  principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio  securities from  underwriters include a  commission  or  concession  paid by the  issuer  to the  underwriter.
Purchases from dealers  include a spread  between the bid and asked prices.  The
Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The investment research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its  affiliates.  The investment  research  received for the  commissions of those  other  accounts  may be  useful  both to the  Fund and one or more of the
Manager's other accounts.  Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market  quotations for portfolio  evaluations,  information  systems, computer hardware and similar products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment  decision-making process may be paid in commission dollars.

     The Board of  Trustees  permits the  Manager to use stated  commissions  on secondary fixed-income agency trades to obtain research if the broker represents to the  Manager  that:  (i)  the  trade  is not  from or for  the  broker's  own inventory,  (ii) the trade was  executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless principal transaction.
The Board of  Trustees  permits the Manager to use  concessions  on  fixed-price offerings  to obtain  research,  in the same manner as is  permitted  for agency transactions.

     The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities  of the Manager.  That  research  provides additional  views and  comparisons for  consideration,  and helps the Manager to obtain market  information  for the valuation of securities that are either held in the Fund's  portfolio  or are being  considered  for  purchase.  The  Manager provides  information  to the  Board  about  the  commissions  paid  to  brokers furnishing such services,  together with the Manager's  representation  that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

----------------------------------- --------------------------------------------

Fiscal Year Ended 10/31:           Total Brokerage Commissions Paid by the Fund2
----------------------------------- --------------------------------------------
----------------------------------- --------------------------------------------
19981                                           $37,298
----------------------------------- --------------------------------------------
----------------------------------- --------------------------------------------
1999                                             $178,141
----------------------------------- --------------------------------------------
----------------------------------- --------------------------------------------
2000                                             $580,0163
----------------------------------- --------------------------------------------

     1.   From  inception  of the Fund on 12/1/97 to October  31,  1998.  During
          1998, the Fund's fiscal year was changed from 8/31 to 10/31.
     2.   Amounts  do  not  include   spreads  or   concessions   on   principal
          transactions on a net trade basis.
     3.   During the  fiscal  year ended  10/31/00,  the amount of  transactions directed to brokers for  research  services was  $121,757,422  and the amount of the commissions  paid to  broker-dealers  for those services was $132,848.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with the Fund, the
Distributor  acts as the Fund's principal  underwriter in the continuous  public offering  of the Fund's  different  classes of shares.  The  Distributor  is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

     The compensation  paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below.

  --------------- --------------- -------------------- -------------------- ------------------- -------------------

                  Aggregate       Class A              Concessions          Concessions         Concessions
                  Front-End       Front-End            on Class A           on Class B          on Class C
  Fiscal          Sales Charges   Sales Charges        Shares               Shares              Shares
  Year            on Class A      Retained by          Advanced by          Advanced by         Advanced by
  Ended           Shares          Distributor          Distributor1         Distributor1        Distributor1
  10/31:
  --------------- --------------- -------------------- -------------------- ------------------- -------------------
  --------------- --------------- -------------------- -------------------- ------------------- -------------------
       1998         $ 176,556          $ 47,171              $20,117            $ 248,554            $ 23,256
  --------------- --------------- -------------------- -------------------- ------------------- -------------------
  --------------- --------------- -------------------- -------------------- ------------------- -------------------
       1999         $1,197,997         $346,132              $88,165            $2,031,676           $127,146
  --------------- --------------- -------------------- -------------------- ------------------- -------------------
  --------------- --------------- -------------------- -------------------- ------------------- -------------------
       2000         $8,001,647        $2,223,986            $601,117           $15,049,373          $1,293,236
  --------------- --------------- -------------------- -------------------- ------------------- -------------------
1.       The  Distributor  advances  concession  payments to dealers  for certain  sales of Class A shares and for sales of Class B and
     Class C shares from its own resources at the time of sale.

  ----------------- ------------------------------- ------------------------------- -------------------------------
                    Class A Contingent              Class B Contingent              Class C Contingent
  Fiscal Year       Deferred Sales Charges          Deferred Sales Charges          Deferred Sales Charges
  Ended 10/31       Retained by Distributor         Retained by Distributor         Retained by Distributor
  ----------------- ------------------------------- ------------------------------- -------------------------------
  ----------------- ------------------------------- ------------------------------- -------------------------------

        2000                     $473                          $762,760                        $39,189
  ----------------- ------------------------------- ------------------------------- -------------------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class A shares  and  Distribution  and  Service  Plans for Class B,  Class C and Class N
shares under Rule 12b-1 of the  Investment  Company  Act.  Under those plans the
Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of  the  shares  of  the particular class.

     Each plan has been approved by a vote of the Board of Trustees, including a majority of the  Independent  Trustees1,  cast in person at a meeting called for the  purpose of voting on that plan.  The  shareholder  votes for the plans were cast by the  Manager as the sole  initial  holder of the shares of each class of shares of the Fund.

     Under the plans, the Manager and the Distributor, in their sole discretion, from time to time,  may use their own  resources (at no direct cost to the Fund)
to make  payments  to  brokers,  dealers  or other  financial  institutions  for distribution and administrative  services they perform.  The Manager may use its profits  from the  advisory  fee it  receives  from  the  Fund.  In  their  sole discretion,  the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees  or by the vote of the holders of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the Fund  automatically convert into Class A shares  after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed  material  amendment to the Class A plan that would  materially  increase  payments under the plan. That approval must be by a "majority" (as defined in the  Investment  Company Act) of the shares of each Class, voting separately by class.

     While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The Reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

     Each plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plan for a class, no payment will be made to any recipient in any quarter in which the  aggregate net asset value of all Fund shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum amount,  if  any,  that  may be set  from  time to  time  by a  majority  of the
Independent Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

     |X| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the request of the Fund or the  Distributor.  While the plan permits the Board to authorize  payments to the Distributor to reimburse  itself for  services  under the plan,  the Board has not yet done so.  The  Distributor makes  payments  to plan  recipients  quarterly  at an annual rate not to exceed
0.25% of the average annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

     For the fiscal year ended October 31, 2000, payments under the Class A Plan totaled $1,751,015, all of which was paid by the Distributor to recipients. That included $127,010 paid to an affiliate of the Distributor's  parent company. Any unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use  payments  received  under  the  Class  A Plan  to pay  any of its  interest expenses, carrying charges, or other financial costs, or allocation of overhead.

     |X|  Class B, Class C and Class N Service and Distribution Plan Fees. Under
          the Class B and Class C plans, service fees and distribution fees, and under the Class N plan,  the  distribution  fees are  computed  on the average  of the net asset  value of shares  in the  respective  class, determined  as of the close of each  regular  business  day during the period.  Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less  than the  amounts  paid by the Fund  under the plan  during  the period  for  which  the  fee is  paid.  The  types  of  services  that recipients  provide are  similar to the  services  provided  under the
          Class A service plan, described above.

     The Class B,  Class C and Class N Plans  permit the  Distributor  to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly  basis,  without  payment in  advance.  However,  the
Distributor  currently  intends to pay the service fee to  recipients in advance for the first year after the shares are  purchased.  After the first year shares are outstanding,  the Distributor makes service fee payments  quarterly on those shares.  The  advance  payment is based on the net asset  value of shares  sold.
Shares purchased by exchange do not qualify for the advance service fee payment.
If Class B, Class C or Class N shares are  redeemed  during the first year after their  purchase,  the  recipient  of the  service  fees on those  shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of the service fee made on those shares.

     The Distributor retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement  with the  Distributor, the  Distributor  will pay the Class B,  Class C or Class N service  fee and the asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales concessions and service fee in advance at the time of purchase.

     The asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales  charges to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition that the Distributor:

     o    pays sales  concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,

     o    may  finance  payment of sales  concessions  and/or the advance of the service fee payment to recipients under the plans, or may provide such financing  from  its  own  resources  or  from  the  resources  of  an affiliate,

     o    employs  personnel  to  support  distribution  of Class B, Class C and
          Class N shares, and

     o    bears  the costs of sales  literature,  advertising  and  prospectuses
          (other than those furnished to current  shareholders)  and state "blue sky" registration fees and certain other  distribution  expenses.  The
          Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives  from the  contingent deferred sales charges  collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund,  the  Board of  trustees  may allow the Fund to  continue payments  of the  asset-based  sales  charge  to the  Distributor  for distributing shares before the plan was terminated.

     The  Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives  from the  contingent  deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B,  Class C or Class N plan is  terminated  by the Fund,  the Board of
Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

     All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct  Rules of the National  Association  of
Securities  Dealers,  Inc. on payments of asset-based  sales charges and service fees.

 --------------------------------------------------------------------------------------------------------------------
                    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 10/31/00*
 --------------------------------------------------------------------------------------------------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 Class:           Total Payments Under     Amount Retained by       Distributor's            Distributor's
                                                                                             Unreimbursed Expenses
                                                                    Aggregate Unreimbursed   as % of Net Assets of
                  Plan                     Distributor              Expenses Under Plan      Class
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 Class B Plan     $5,924,043               $5,159,537               $15,739,209                       1.80%
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 Class C Plan     $ 1,606,363              $ 880,338                $  1,973,573                      0.80%
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
* Class N shares were not offered for sale during the Fund's fiscal year ended October 31, 2000.
Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety  of terms to illustrate its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.525.7048
or    by    visiting    the    OppenheimerFunds    Internet    web    site    at
http://www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply  with  rules of the  Securities  and  Exchange  Commission.  Those  rules describe  the  types of  performance  data  that may be used and how it is to be calculated.  In general,  any  advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.  Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class,  if less) ending as of the most recently  ended  calendar quarter prior to the  publication  of the  advertisement  (or its submission for publication).

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     |_|  Total returns measure the performance of a hypothetical account in the
          Fund over  various  periods  and do not show the  performance  of each shareholder's  account.  Your account's performance will vary from the model  performance data if your dividends are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.

     |_|  The Fund's  performance  returns do no reflect  the effect of taxes on dividends and capital gains distributions.

     |_|  An  investment  in the Fund is not  insured  by the FDIC or any  other government agency.

     |_|  The  principal  value of the Fund's  shares and total  returns are not guaranteed and normally will fluctuate on a daily basis.

     |_|  When an investor's shares are redeemed, they may be worth more or less than their original cost.

     |_|  Total  returns  for  any  given  past  period   represent   historical
          performance  information and are not, and should not be considered,  a prediction of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the  Fund's  investments,  the  maturity  of  debt  investments,  the  types  of investments the Fund holds, and its operating expenses that are allocated to the particular class.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P") (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment  of the  applicable  contingent deferred  sales charge is applied,  depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth  years,  2.0%  in the  fifth  year,  1.0%  in the  sixth  year  and  none thereafter.  For Class C shares,  the 1%  contingent  deferred  sales  charge is deducted for returns for the 1-year period.  There is no sales charge on Class Y shares.

     |_| Average Annual Total Return.  The "average annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                        EVP
                     ---------- -1= Average Annual Total Return
                         P

     |_| Cumulative  Total Return.  The  "cumulative  total return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

                         ERV-P
                     ------------- = Total Return
                           P

     |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  Each is based on the  difference  in net  asset  value per share at the beginning and the end of the period for a hypothetical  investment in that class of shares (without  considering  front-end or contingent deferred sales charges)
and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

-------------------------------------------------------------------------------

                             The Fund's Total Returns for the Periods Ended 10/31/00*
--------------------------------------------------------------------------------------------------------------------
-------------- ------------------------ ----------------------------------------------------------------------------
               Cumulative Total                                Average Annual Total Returns
Class      of  Returns (10 years or
Shares         Life of Class)
-------------- ------------------------ ----------------------------------------------------------------------------
-------------- ------------------------ ------------------------- ------------------------- ------------------------

                                                 1-Year                5-Year or Life           10-Year or Life
-------------- ------------------------ ------------------------- ------------------------- ------------------------
-------------- ------------ ----------- ------------ ------------ ------------ ------------ ------------ -----------
               After        Without     After        Without      After        Without      After        Without
               Sales        Sales       Sales        Sales        Sales        Sales        Sales        Sales
               Charge       Charge      Charge       Charge       Charge       Charge       Charge       Charge
-------------- ------------ ----------- ------------ ------------ ------------ ------------ ------------ -----------
-------------- ------------ ----------- ------------ ------------ ------------ ------------ ---------- -------------
Class A           186.97%1    204.47%1     44.17%        52.97%       43.54%1      46.48%1      N/A           N/A
-------------- ------------ ----------- ------------ ------------ ------------ ------------ ---------- -------------
-------------- ------------ ----------- ------------ ------------ ------------ ------------ ---------- -------------
Class B           195.27%1    198.27%1     46.83%        51.83%       44.95%1      45.45%1      N/A           N/A
-------------- ------------ ----------- ------------ ------------ ------------ ------------ ---------- -------------
-------------- ------------ ----------- ------------ ------------ ------------ ------------ ---------- -------------
Class C           198.17%1    198.17%1     50.94%        51.94%       45.44%1      45.44%1     N/A         N/A
-------------- ------------ ----------- ------------ ------------ ------------ ------------ ---------- -------------
-------------- ------------ ----------- ------------ ------------ ------------ ------------ ---------- -------------
Class Y           208.98%1    208.98%1     53.76%        53.76%       47.22%1      47.22%1      N/A           N/A
-------------- ------------ ----------- ------------ ------------ ------------ ------------ ---------- -------------

     *Class N shares were not  offered  for sale  during the Fund's  fiscal year ended October 31, 2000.  1.  Inception of Class A, Class B, Class C and Class Y:
12/1/97.

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an  appropriate  broadly-based  market  index in its  Annual  Report  to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of its performance  by  independent  ranking  entities.  Examples of these  performance comparisons are set forth below.

     |X|  Lipper Rankings. From time to time the Fund may publish the ranking of the  performance  of  its  classes  of  shares  by  Lipper  Analytical
          Services, Inc. ("Lipper"),  is a widely-recognized  independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies,  including the Fund, and ranks their performance for various periods in categories based on investment  styles.  Lipper ranks the performance of the Fund against all other mid-cap funds. The
          Lipper  performance  rankings are based on total  returns that include the  reinvestment of capital gain  distributions  and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes  "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the  performance of the funds in particular categories.

     |X| Morningstar  Rankings.  From time to time the Fund may publish the star ranking  of the  performance  of its  classes  of  shares  by  Morningstar  Inc.
("Morningstar"),  an independent  mutual fund  monitoring  service.  Morningstar ranks  mutual  funds in  broad  investment  categories:  domestic  stock  funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among domestic stock funds.

Morningstar  star rankings are based on risk-adjusted  total investment  return.
Investment  return  measures  a fund's  (or  class's)  one-,  three-,  five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S.  Treasury  bill returns  after  considering  the fund's  sales  charges  and  expenses.  Risk  measures  a  fund's  (or  class's)
performance below 90-day U.S. Treasury bill returns.  Risk and investment return are combined to produce star  rankings  reflecting  performance  relative to the average fund in a fund's category.  Five stars is the "highest" ranking (top 10%
of funds in a category), four stars is "above average" (next 22.5%), three stars is "average"  (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest"  (bottom  10%).  The current star ranking is the fund's (or class's)
3-year  ranking  or  its  combined  3-  and  5-year  ranking  (weighted  60%/40%
respectively),  or its combined 3-, 5-, and 10-year  ranking  (weighted 40%, 30%
and 30%, respectively),  depending on the inception date of the fund (or class).
Rankings are subject to change monthly.

The  Fund  may  also  compare  its  performance  to that of  other  funds in its
Morningstar  category.  In  addition  to its  star  rankings,  Morningstar  also categorizes  and compares a fund's  3-year  performance  based on  Morningstar's classification of the fund's investments and investment style, rather than how a fund  defines its  investment  objective.  Morningstar's  four broad  categories
(domestic  equity,  international  equity,  municipal bond and taxable bond) are each  further  subdivided  into  categories  based on types of  investments  and investment  styles.  Those comparisons by Morningstar are based on the same risk and return  measurements  as its star rankings but do not consider the effect of sales charges.

     |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements and sales literature performance  information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Fund's classes of shares may be compared in  publications  to the performance of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic  conditions.  That may include,  for example,  o information  about the performance of certain  securities or  commodities  markets or segments of those markets,  o  information  about the  performance  of the economies of particular countries  or  regions,  o the  earnings  of  companies  included in segments of particular industries,  sectors, securities markets, countries or regions, o the availability  of different  types of  securities or offerings of  securities,  o information  relating  to the gross  national or gross  domestic  product of the
United States or other  countries or regions,  o comparisons  of various  market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information  about the special sales charge arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least $25.  Shares  will be  purchased  on the  regular  business  day the
Distributor  is  instructed  to initiate the  Automated  Clearing  House ("ACH")
transfer to buy the shares.  Dividends will begin to accrue on shares  purchased with the proceeds of ACH transfers on the business day the Fund receives Federal
Funds for the purchase  through the ACH system  before the close of The New York
Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular  business  day. The proceeds of ACH  transfers  are normally received by the Fund three (3) days after the  transfers are  initiated.  If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in
ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation  and Letters of Intent  because of the  economies of sales  efforts and reduction in expenses realized by the  Distributor,  dealers and brokers  making such sales.  No sales charge is imposed in certain other circumstances described in Appendix C to this
Statement of Additional  Information because the Distributor or dealer or broker incurs little or no selling expenses.

     |X|  Right of  Accumulation.  To qualify for the lower sales  charge  rates that apply to larger purchases of Class A shares,  you and your spouse can add together:

     |_|  Class A, Class B and Class N shares you purchase  for your  individual accounts  (including  IRAs  and  403(b)  plans),  or  for  your  joint accounts,  or for  trust  or  custodial  accounts  on  behalf  of your children who are minors, and

     |_|  current  purchases  of Class A, Class B and Class N shares of the Fund and other  Oppenheimer  funds to reduce  the  sales  charge  rate that applies to current purchases of Class A shares, and

     |_|  Class  A,  Class  B and  Class  N  shares  of  Oppenheimer  funds  you previously purchased subject to an initial or contingentdeferred sales charge to reduce the sales charge rate for current  purchases of Class
          A shares,  provided that you still hold your  investment in one of the
          Oppenheimer funds.

     A fiduciary  can count all shares  purchased  for a trust,  estate or other fiduciary  account  (including  one or more  employee  benefit plans of the same employer) that has multiple  accounts.  The  Distributor  will add the value, at current offering price, of the shares you previously purchased and currently own to the value of  current  purchases  to  determine  the sales  charge  rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

     |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which  the  Distributor  acts  as the  distributor  or the  sub-distributor  and currently include the following:

Oppenheimer Bond Fund           Oppenheimer Main Street Growth & Income Fund
Oppenheimer California Municipal Fund   Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund                    Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund             Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund                 Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund  OSM1-Mercury Advisors S&P 500 Index
Oppenheimer Developing Markets Fund    OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Disciplined Allocation Fund      Oppenheimer New York Municipal Fund
Oppenheimer Value Fund                     Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund               Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Growth Fund                  OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer Quest Balanced Value Fund
Oppenheimer Enterprise Fund           Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Europe Fund                Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Florida Municipal Fund      Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund         Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                              Oppenheimer Real Asset Fund
Oppenheimer Global Growth & Income Fund   OSM1-Salomon Brothers Capital Fund
Oppenheimer Gold&Special Minerals Fund Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                         Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund                    Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund      Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                Oppenheimer Trinity Core Fund
Oppenheimer International Growth Fund            Oppenheimer Trinity Growth Fund
Oppenheimer International Small Company Fund      Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund                     Oppenheimer U.S. Government Trust
Oppenheimer Large Cap Growth Fund           Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund               Rochester Fund Municipals
and the following money market funds:

Centennial America Fund, L. P.              Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust               Centennial Tax Exempt Trust
Centennial Government Trust                            Oppenheimer Cash Reserves
Centennial Money Market Trust                Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers

     There is an initial  sales charge on the purchase of Class A shares of each
of  the  Oppenheimer  funds  except  the  money  market  funds.   Under  certain
circumstances described in this Statement of Additional Information,  redemption proceeds of certain  money  market  fund  shares may be subject to a  contingent deferred sales charge.

     |X| Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares  of the Fund and  other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.

     A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other  Oppenheimer  funds)  during a 13-month  period (the  "Letter of
Intent period").  At the investor's request,  this may include purchases made up to ninety  (90) days  prior to the date of the  Letter.  The  Letter  states the investor's  intention to make the aggregate amount of purchases of shares which, when added to the  investor's  holdings of shares of those funds,  will equal or exceed the amount  specified in the Letter.  Purchases made by  reinvestment  of dividends or  distributions  of capital  gains and  purchases  made at net asset value  without  sales  charge do not count toward  satisfying  the amount of the
Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares.  However,  if the  investor's  purchases of shares  within the Letter of
Intent  period,  when added to the value (at offering  price) of the  investor's holdings  of shares on the last day of that  period,  do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional  amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow,"  below  (those  terms may be  amended by the  Distributor  from time to time).  The  investor  agrees that shares  equal in value to 5% of the  intended purchase  amount  will be held in escrow by the  Transfer  Agent  subject to the
Terms of  Escrow.  Also,  the  investor  agrees  to be bound by the terms of the
Prospectus,  this Statement of Additional  Information and the Application  used for a Letter of Intent. If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

     If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase  amount,  the commissions  previously paid to the dealer of record  for the  account  and the  amount of sales  charge retained by the Distributor  will be adjusted to the rates  applicable to actual total purchases.  If total eligible purchases during the Letter of Intent period exceed the intended  purchase amount and exceed the amount needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases.  The excess commissions returned to the
Distributor  will be used  to  purchase  additional  shares  for the  investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent  entered  into by an  OppenheimerFunds  prototype  401(k)  plan is not purchased by the plan by the end of the Letter of Intent  period,  there will be no adjustment of commissions paid to the broker-dealer or financial  institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor  to advise the  Distributor  about the Letter in placing  any  purchase orders  for the  investor  during  the  Letter  of  Intent  period.  All of such purchases must be made through the Distributor.

Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account

     2. If the total minimum investment  specified under the Letter is completed within the  thirteen-month  Letter of Intent period, the escrowed shares will be promptly released to the investor

     3. If, at the end of the  thirteen-month  Letter of Intent period the total purchases  pursuant  to the Letter are less than the  intended  purchase  amount specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales  charges  which would have been paid if the total amount purchased  had been made at a single  time.  That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the  Letter.  If the difference  in sales charges is not paid within twenty days after a request from the Distributor or the dealer,  the Distributor  will,  within sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

     (a)  Class A shares  sold with a  front-end  sales  charge or  subject to a
          Class A contingent deferred sales charge,

     (b)  Class B shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and

     (c)  Class A or Class B shares  acquired  by exchange of either (1) Class A shares  of one of the  other  Oppenheimer  funds  that  were  acquired subject to a Class A initial or  contingent  deferred  sales charge or
          (2)  Class B shares of one of the other  Oppenheimer  funds  that were acquired subject to a contingent deferred sales charge.

     5.   Shares held in escrow  hereunder will  automatically  be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares  directly from a bank  account,  you must  enclose a check  (the  minimum  is $25) for the initial purchase with your  application.  Shares purchased by Asset Builder Plan payments  from bank  accounts  are subject to the  redemption  restrictions  for recent purchases described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder Plans may not be used to buy shares for  OppenheimerFunds  employer-sponsored  qualified retirement accounts.
Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the  investment  dates  selected in the  Application.
Neither the  Distributor,  the Transfer  Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an  application  from the  Distributor.  Complete and return it. You may change the  amount of your Asset  Builder  payment  or you can  terminate  these automatic investments at any time by writing to the Transfer Agent. The Transfer
Agent requires a reasonable period  (approximately  ten (10) days) after receipt of your  instructions  to implement  them. The Fund reserves the right to amend, suspend,  or discontinue  offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  Retirement  Plans are entitled to purchase shares of the Fund without  sales charge or at reduced  sales charge  rates,  as described in Appendix B to this  Statement of  Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner &  Smith,  Inc.  ("Merrill  Lynch") or an  independent  record keeper that has a contract or special  arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service  agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement plans in that  category  that  currently  invest  in Class B shares of the Fund will have their  Class B shares  converted  to Class A shares of the Fund when the  plan's applicable investments reach $5 million.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset  value of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by  incremental  expenses  borne  solely by that class.
Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares than another.

     The Distributor will not accept any order in the amount of $500,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six (6) years is not treated as a taxable  event for the shareholder.  If  those  laws or the IRS  interpretation  of those  laws  should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six (6) years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:

     o    to all rollover IRAs,
     o    to all direct rollovers from  OppenheimerFunds-sponsored  Pinnacle and
          Ascender retirement plans,
     o    to all trustee-to-trustee IRA transfers,
     o    to all 90-24 type 403(b) transfers,
     o    to Group  Retirement Plans (as defined in Appendix B to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
     o    to Retirement  Plans  qualified under Sections 401(a) or 401(k) of the
          Internal  Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
     o    to Retirement  Plans of a plan sponsor  where the aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
     o    to  OppenheimerFunds-sponsored  Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more
          Oppenheimer funds.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset  value of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of
The New  York  Stock  Exchange  on each  day that  the  Exchange  is  open.  The calculation is done by dividing the value of the Fund's net assets  attributable to a class by the  number of  shares of that  class  that are  outstanding.  The
Exchange  normally  closes at 4:00 P.M., New York time, but may close earlier on some other days (for example,  in case of weather emergencies or on days falling before a holiday).  The  Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day, Presidents' Day,
Martin Luther King, Jr. Day, Good Friday,  Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. It may also close on other days.

     Dealers  other  than  Exchange  members  may  conduct  trading  in  certain securities on days on which the Exchange is closed (including  weekends and U.S.
holidays)  or after 4:00 P.M. on a regular  business  day.  The Fund's net asset values  will not be  calculated  on those  days,  and the  values of some of the
Fund's  portfolio  securities  may  significantly  change  on those  days,  when shareholders  may not  purchase  or  redeem  shares.  Additionally,  trading  on
European and Asian stock  exchanges  and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but before the close of The New York  Stock  Exchange,  will not be reflected in the Fund's  calculation of its net asset values that day unless the
Board of  Trustees  determines  that the event is  likely  to effect a  material change in the value of the  security.  The Manager may make that  determination, under procedures established by the Board.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     |_| Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:

     (1)  if last sale information is regularly reported, they are valued at the last reported  sale price on the principal  exchange on which they are traded or on NASDAQ, as applicable, on that day, or

     (2)  if last sale  information is not available on a valuation  date,  they are valued at the last  reported  sale price  preceding  the valuation date if it is within  the  spread  of the  closing  "bid" and  "asked"
          prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     |_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

     (1) at the last sale price available to the pricing service approved by the
Board of Trustees, or

     (2)  at the last sale price  obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or

     (3)  at the mean  between the "bid" and "asked"  prices  obtained  from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

     |_| Long-term debt securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry.

     |_| The following  securities  are valued at the mean between the "bid" and
"asked" prices  determined by a pricing service  approved by the Fund's Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry:

     (1)  debt  instruments  that  have a  maturity  of more  than 397 days when issued,

     (2)  debt  instruments  that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3)  non-money  market debt  instruments that had a maturity of 397 days or less when  issued and which have a  remaining  maturity  of 60 days or less.

     |_| The following  securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and

     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     |_|   Securities    (including    restricted    securities)    not   having
readily-available  market  quotations are valued at fair value  determined under the Board's  procedures.  If the  Manager is unable to locate two market  makers willing to give  quotes,  a security may be priced at the mean between the "bid"
and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable instruments on the basis of quality,  yield, and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing  prices in the London foreign  exchange  market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable,  as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales  that day,  they  shall be  valued  at the last sale  price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on NASDAQ on the valuation date. If not,  the value shall be the closing bid price on the  principal  exchange or on
NASDAQ on the  valuation  date.  If the put,  call or future is not traded on an exchange or on NASDAQ,  it shall be valued by the mean between "bid" and "asked"
prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

     Information on how to sell shares of the Fund is stated in the  Prospectus.
The information below provides  additional  information about the procedures and conditions for redeeming shares.

     Reinvestment  Privilege.   Within  six  (6)  months  of  a  redemption,   a
     shareholder may reinvest all or part of the redemption proceeds of:

     |_| Class A shares purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
     |_| Class B shares  that were  subject to the Class B  contingent  deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares.  The Fund may amend,  suspend or cease  offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the  Oppenheimer  funds within ninety (90) days of payment of the sales charge,  the  shareholder's  basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However,  in that case the sales charge would be added to the basis of the shares  acquired by the reinvestment of the redemption proceeds.

     Payments "In Kind". The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the
Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders of the Fund to make payment of a redemption order wholly or partly in cash.  In that case,  the Fund may pay the  redemption  proceeds in whole or in part by a  distribution  "in  kind" of  liquid  securities  from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C or Class N contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial  plans,  401(k) plans or
pension   or   profit-sharing   plans   should   be   addressed   to   "Trustee,
OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must

     (1)  state the reason for the distribution;
     (2)  state the owner's  awareness of tax penalties if the  distribution  is premature; and
     (3)  conform  to  the  requirements  of  the  plan  and  the  Fund's  other redemption requirements.

     Participants      (other      than      self-employed      persons)      in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of The New York Stock
Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so  earlier  on  some  days.  Additionally,  the  order  must  have  been transmitted  to and received by the  Distributor  prior to its close of business that day (normally 5:00 P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  Account
Application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the Account
Application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class
C shareholders should not establish  withdrawal plans, because of the imposition of the contingent  deferred sales charge on such  withdrawals  (except where the contingent deferred sales charge is waived as described in Appendix B, below).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use shares held under the Plan as collateral  for a debt, the Planholder may  request  issuance  of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer  Agent will  determine  the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.

     o    All of the  Oppenheimer  funds currently offer Class A, B and C shares except  Oppenheimer  Money Market Fund, Inc.,  Centennial Money Market
          Trust,  Centennial  Tax Exempt  Trust,  Centennial  Government  Trust,
          Centennial New York Tax Exempt Trust, Centennial California Tax Exempt
          Trust,  and Centennial  America Fund,  L.P.,  which only offer Class A shares.

     o    Class B, Class C and Class N shares of  Oppenheimer  Cash Reserves are generally  available only by exchange from the same class of shares of other Oppenheimer funds or through  OppenheimerFunds-sponsored  401(k)
          plans.

     o    Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.

     o    Only certain  Oppenheimer funds currently offer Class N shares,  which are only offered to retirement  plans as described in the  Prospectus.
          Class N  shares  can be  exchanged  only for  Class N shares  of other
          Oppenheimer funds.

     o    Class M  shares  of  Oppenheimer  Convertible  Securities  Fund may be
          exchanged only for Class A shares of other Oppenheimer funds. They may not be  acquired  by  exchange  of  shares  of any  class of any other
          Oppenheimer  funds except Class A shares of  Oppenheimer  Money Market
          Fund or  Oppenheimer  Cash  Reserves  acquired  by exchange of Class M shares.

     o    Class A shares  of Senior  Floating  Rate  Fund are not  available  by exchange of Class A shares of other Oppenheimer  funds. Class A shares of Senior  Floating  Rate Fund that are  exchanged  for  shares of the other  Oppenheimer  funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.

     o    Class X  shares  of  Limited  Term  New  York  Municipal  Fund  can be
          exchanged  only for Class B shares of other  Oppenheimer  funds and no exchanges may be made to Class X shares.

     o    Shares of Oppenheimer  Capital  Preservation Fund may not be exchanged for shares of Oppenheimer  Money Market Fund,  Inc.,  Oppenheimer Cash
          Reserves   or   Oppenheimer   Limited-Term   Government   Fund.   Only
          participants  in  certain  retirement  plans  may  purchase  shares of
          Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other  Oppenheimer  funds for shares of Oppenheimer
          Capital Preservation Fund.

     o    Class A  shares  of  Oppenheimer  Senior  Floating  Rate  Fund are not
          available  by exchange of shares of  Oppenheimer  Money Market Fund or
          Class A shares of Oppenheimer Cash Reserves.  If any Class A shares of another  Oppenheimer  fund  that are  exchanged  for Class A shares of
          Oppenheimer  Senior  Floating  Rate  Fund are  subject  to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of  exchange,  the  holding  period for that  Class A  contingent deferred  sales  charge  will  carry  over to the  Class A  shares  of
          Oppenheimer  Senior  Floating Rate Fund acquired in the exchange.  The
          Class A shares of  Oppenheimer  Senior  Floating Rate Fund acquired in that exchange will be subject to the Class A Early  Withdrawal  Charge of  Oppenheimer  Senior  Floating  Rate  Fund if they are  repurchased before the expiration of the holding period.

     o    Class A,  Class B,  Class C and Class Y Shares of  Oppenheimer  Select
          Managers Mercury  Advisors  S&P Index Fund and Oppenheimer  Select
          Managers QM Active  Balanced  Fund are only  available  to  retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor.  Shares of any money market fund  purchased  without a sales  charge may be  exchanged  for shares of
Oppenheimer  funds offered with a sales charge upon payment of the sales charge.
They may also be used to  purchase  shares of  Oppenheimer  funds  subject to an early withdrawal charge or contingent deferred sales charge.

     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds  of shares of other  mutual  funds  (other  than  funds  managed by the
Manager or its subsidiaries)  redeemed within the 30 days prior to that purchase may  subsequently  be exchanged  for shares of other  Oppenheimer  funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that  privilege,  the investor or the investor's  dealer must notify the  Distributor  of  eligibility  for this  privilege at the time the shares of
Oppenheimer  Money Market Fund,  Inc. are  purchased.  If  requested,  they must supply proof of entitlement to this privilege.

     Shares of the Fund acquired by reinvestment  of dividends or  distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to  materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent  deferred  sales  charge.  However,  when Class A shares acquired  by  exchange of Class A shares of other  Oppenheimer  funds  purchased subject  to a Class A  contingent  deferred  sales  charge are  redeemed  within eighteen (18) months of the end of the calendar month of the initial purchase of the exchanged  Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares. The Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are redeemed  within six
(6) years of the initial  purchase of the exchanged Class B shares.  The Class C contingent  deferred  sales  charge is  imposed  on Class C shares  acquired  by exchange if they are redeemed within twelve (12) months of the initial  purchase of the exchanged Class C shares. With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all  Oppenheimer  funds are terminated as an  investment  option of the plan and Class N shares are redeemed within eighteen (18) months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual  retirement plan or 403(b)
plan,  Class N shares are  redeemed  within  eighteen  (18) months of the plan's first purchase of Class N shares of any Oppenheimer fund.

     When Class B, Class C or Class N shares are redeemed to effect an exchange, the  priorities  described  in "How To Buy  Shares"  in the  Prospectus  for the
imposition of the Class B, Class C or Class N contingent  deferred  sales charge will be followed  in  determining  the order in which the shares are  exchanged.
Before exchanging shares, shareholders should take into account how the exchange may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent  redemption of remaining shares.  Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

|X| Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from  representatives  of  authorized  dealers that qualify for this privilege.

|X|  Telephone  Exchange  Requests.  When  exchanging  shares  by  telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  Prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund  up  to  five  (5)  business  days  if  it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.  When you exchange some or all of your shares from one fund to another, any  special  account  feature  such  as an  Asset  Builder  Plan  or  Automatic
Withdrawal  Plan,  will be switched to the new fund account  unless you tell the
Transfer Agent not to do so. However,  special  redemption and exchange features such as Automatic  Exchange Plans and Withdrawal  Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any  dividends  or the  realization  of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.
That is because of the effect of the asset-based  sales charge on Class B, Class
C and  Class  N  shares.  Those  dividends  will  also  differ  in  amount  as a consequence of any  difference in the net asset values of the different  classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions.  The federal tax treatment of the Fund's dividends and capital gains  distributions is briefly  highlighted in the Prospectus.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     Under the Internal  Revenue Code,  by December 31 each year,  the Fund must distribute  98% of its taxable  investment  income earned from January 1 through
December  31 of that year and 98% of its  capital  gains  realized in the period from November 1 of the prior year through  October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated that the Fund will meet those requirements.  However, the
Board of Trustees and the Manager might  determine in a particular  year that it would be in the best  interests  of  shareholders  for the Fund not to make such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     The Fund intends to qualify as a "regulated  investment  company" under the
Internal  Revenue Code  (although  it reserves  the right not to qualify).  That qualification enables the Fund to "pass through" its income and realized capital gains to  shareholders  without having to pay tax on them.  This avoids a double tax on that income and capital gains, since shareholders  normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement  account or the shareholder is otherwise  exempt from tax). If the Fund qualifies as a "regulated  investment  company" under the
Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as dividends  and  distributions.  The Fund  qualified as a regulated investment company in its last fiscal year. The Internal Revenue Code contains a number of complex tests relating to qualification  which the Fund might not meet in any particular year. If it did not so qualify,  the Fund would be treated for tax  purposes  as an  ordinary  corporation  and  receive no tax  deduction  for payments made to shareholders.

     If prior  distributions  made by the  Fund  must be  re-characterized  as a non-taxable  return of capital at the end of the fiscal  year as a result of the effect of the Fund's  investment  policies,  they will be  identified as such in notices sent to shareholders.

Dividend  Reinvestment  in Another Fund.  Shareholders  of the Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made  without  sales  charge at the net  asset  value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  The Bank of New York is the Custodian of the Fund's assets.  The
Custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It will be the  practice of the Fund to deal with the  Custodian in a manner uninfluenced by any banking  relationship the Custodian may have with the
Manager and its  affiliates.  The Fund's cash  balances  with the  custodian  in excess of  $100,000  are not  protected  by  Federal  deposit  insurance.  Those uninsured balances at times may be substantial.

     Independent  Accountants.  KPMG LLP are the independent  accountants of the
Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as  accountants  for certain other funds advised by the
Manager and its affiliates.

STATEMENT OF INVESTMENTS  October 31, 2000

                                                                      Market Value
                                                             Shares     See Note 1
==================================================================================

 Common Stocks--76.9%
----------------------------------------------------------------------------------
 Capital Goods--7.5%
----------------------------------------------------------------------------------
 Manufacturing--7.5%
 C-MAC Industries, Inc.(1)                                  810,000   $ 44,955,000
----------------------------------------------------------------------------------
 Celestica, Inc.(1)                                         260,000     18,687,500
----------------------------------------------------------------------------------
 Flextronics International Ltd.(1)                          558,000     21,204,000
----------------------------------------------------------------------------------
 Jabil Circuit, Inc.(1)                                   1,005,000     57,347,812
----------------------------------------------------------------------------------
 Millipore Corp.                                            395,000     20,737,500
                                                                      ------------
                                                                       162,931,812

----------------------------------------------------------------------------------
 Communication Services--7.6%
----------------------------------------------------------------------------------
 Telecommunications: Long Distance--6.0%
 Broadcom Corp., Cl. A(1)                                    30,000      6,671,250
----------------------------------------------------------------------------------
 Brocade Communications Systems, Inc.(1)                     95,600     21,737,050
----------------------------------------------------------------------------------
 Copper Mountain Networks, Inc.(1)                          702,200      8,031,412
----------------------------------------------------------------------------------
 Corvis Corp.(1)                                            153,200     10,053,750
----------------------------------------------------------------------------------
 Corvis Corp.(1,2)                                          894,072     41,071,432
----------------------------------------------------------------------------------
 Cosine Communications, Inc.(1)                             200,000      6,612,500
----------------------------------------------------------------------------------
 Efficient Networks, Inc.(1)                                447,000     18,753,047
----------------------------------------------------------------------------------
 Exfo Electro-Optical Engineering, Inc.(1)                   96,300      3,671,437
----------------------------------------------------------------------------------
 Exodus Communications, Inc.(1)                             392,000     13,156,500
                                                                      ------------
                                                                       129,758,378

----------------------------------------------------------------------------------
 Telecommunications: Wireless--1.6%
 Aether Systems, Inc.(1)                                    362,400     29,218,500
----------------------------------------------------------------------------------
 Nextel Partners, Inc., Cl. A(1)                            198,500      4,863,250
                                                                      ------------
                                                                        34,081,750

----------------------------------------------------------------------------------
 Consumer Cyclicals--6.1%
----------------------------------------------------------------------------------
 Media--0.5%
 WPP Group plc, Sponsored ADR                               181,028     12,106,247
----------------------------------------------------------------------------------
 Retail: Specialty--5.6%
 Best Buy Co., Inc.(1)                                       39,700      1,992,444
----------------------------------------------------------------------------------
 BJ's Wholesale Club, Inc.(1)                               525,000     17,292,187
----------------------------------------------------------------------------------
 RadioShack Corp.                                           820,000     48,892,500
----------------------------------------------------------------------------------
 Tiffany & Co.                                        1,281,200     54,691,225
                                                                      ------------
                                                                       122,868,356

----------------------------------------------------------------------------------
 Consumer Staples--1.2%
----------------------------------------------------------------------------------
 Broadcasting--1.2%
 Gemstar-TV Guide International, Inc.(1)                    150,000     10,284,375
----------------------------------------------------------------------------------
 Hispanic Broadcasting Corp.(1)                             260,400      8,137,500
----------------------------------------------------------------------------------
 Univision Communications, Inc., Cl. A(1)                   186,800      7,145,100
                                                                      ------------
                                                                        25,566,975

12 | OPPENHEIMER MIDCAP FUND

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Healthcare--2.7%
----------------------------------------------------------------------------------
 Healthcare: Drugs--2.3%
 Abgenix, Inc.(1)                                           132,200   $ 10,427,275
----------------------------------------------------------------------------------
 ImClone Systems, Inc.(1)                                   200,000     10,937,500
----------------------------------------------------------------------------------
 Medarex, Inc.(1)                                           462,200     28,251,975
                                                                      ------------
                                                                        49,616,750

----------------------------------------------------------------------------------
 Healthcare: Supplies & Services--0.4%
 Affymetrix, Inc.(1)                                        154,000      8,527,750
----------------------------------------------------------------------------------
 Technology--48.6%
----------------------------------------------------------------------------------
 Computer Hardware--1.4%
 Digital Lightwave, Inc.(1)                                 100,000      5,068,750
----------------------------------------------------------------------------------
 Handspring, Inc.(1)                                        275,600     19,929,325
----------------------------------------------------------------------------------
 Juniper Networks, Inc.(1)                                   34,200      6,669,000
                                                                      ------------
                                                                        31,667,075

----------------------------------------------------------------------------------
 Computer Services--3.4%
 Applied Micro Circuits Corp.(1)                            376,800     28,801,650
----------------------------------------------------------------------------------
 Blue Martini Software, Inc.(1)                              30,000      1,128,750
----------------------------------------------------------------------------------
 Finisar Corp.(1)                                         1,000,000     28,812,500
----------------------------------------------------------------------------------
 Foundry Networks, Inc.(1)                                  186,400     12,383,950
----------------------------------------------------------------------------------
 Sonus Networks, Inc.(1)                                     77,400      2,670,300
                                                                      ------------
                                                                        73,797,150

----------------------------------------------------------------------------------
 Computer Software--15.7%
 Akamai Technologies, Inc.(1)                                 3,400        173,400
----------------------------------------------------------------------------------
 Interwoven, Inc.(1)                                        147,000     14,810,250
----------------------------------------------------------------------------------
 Kana Communications, Inc.(1)                               160,000      3,760,000
----------------------------------------------------------------------------------
 McDATA Corp., Cl. B1                                        70,800      5,901,844
----------------------------------------------------------------------------------
 Mercury Interactive Corp.(1)                               588,000     65,268,000
----------------------------------------------------------------------------------
 Micromuse, Inc.(1)                                         365,000     61,935,938
----------------------------------------------------------------------------------
 Portal Software, Inc.(1)                                   470,000     16,538,125
----------------------------------------------------------------------------------
 Rational Software Corp.(1)                               1,070,000     63,865,625
----------------------------------------------------------------------------------
 RealNetworks, Inc.(1)                                      135,000      2,782,266
----------------------------------------------------------------------------------
 Research in Motion Ltd.(1)                                 715,000     71,500,000
----------------------------------------------------------------------------------
 Sapient Corp.(1)                                           178,000      6,330,125
----------------------------------------------------------------------------------
 StorageNetworks, Inc.(1)                                    13,200        837,375
----------------------------------------------------------------------------------
 Veritas Software Corp.(1)                                  194,500     27,427,539
                                                                      ------------
                                                                       341,130,487

13 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Communications Equipment--13.6%
 Antec Corp.(1)                                              67,200 $      819,000
----------------------------------------------------------------------------------
 Audiocodes Ltd.(1)                                         432,400     17,106,825
----------------------------------------------------------------------------------
 Avanex Corp.(1)                                             65,000      6,601,563
----------------------------------------------------------------------------------
 Bookham Technology plc, ADR(1)                             806,100     27,155,494
----------------------------------------------------------------------------------
 Bookham Technology plc, ADR(1,2)                           315,856      7,448,279
----------------------------------------------------------------------------------
 CIENA Corp.(1)                                             180,000     18,922,500
----------------------------------------------------------------------------------
 New Focus, Inc.(1)                                         197,300     12,528,550
----------------------------------------------------------------------------------
 Newport Corp.                                            1,274,800    145,586,144
----------------------------------------------------------------------------------
 Nortel Networks Corp.                                       22,710      1,033,305
----------------------------------------------------------------------------------
 ONI Systems Corp.(1)                                       152,500     12,362,031
----------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                                   660,000     45,168,750
----------------------------------------------------------------------------------
 UTStarcom, Inc.(1)                                          61,800      1,236,000
                                                                    --------------
                                                                       295,968,441

----------------------------------------------------------------------------------
 Electronics--14.5%
 JDS Uniphase Corp.(1)                                    1,232,444    100,367,158
----------------------------------------------------------------------------------
 PMC-Sierra, Inc.(1)                                        200,000     33,900,000
----------------------------------------------------------------------------------
 QLogic Corp.(1)                                            206,000     19,930,500
----------------------------------------------------------------------------------
 SDL, Inc.(1)                                               294,000     76,219,500
----------------------------------------------------------------------------------
 Vitesse Semiconductor Corp.(1)                             285,000     19,932,188
----------------------------------------------------------------------------------
 Waters Corp.(1)                                            910,000     66,031,875
                                                                    --------------
                                                                       316,381,221

----------------------------------------------------------------------------------
 Utilities--3.2%
----------------------------------------------------------------------------------
 Electric Utilities--3.2%
 Calpine Corp.(1)                                           889,000     70,175,438
                                                                    --------------
 Total Common Stocks (Cost $1,313,014,836)                           1,674,577,830

==================================================================================
 Preferred Stocks--1.4%

 Centerpoint Broadband Technologies, Inc.,
 Non-Cum. Cv., Series D(1,2)                                556,586      5,999,997
----------------------------------------------------------------------------------
 fusionOne, Inc., 8% Cv., Series D(1,2)                   1,675,894      9,100,105
----------------------------------------------------------------------------------
 ITF Optical Technologies, Inc., Cv., Series A(1,2)         200,000      5,000,000
----------------------------------------------------------------------------------
 Tellium, Inc., Cv., Series E(1,2)                          366,667     11,000,010
                                                                    --------------
 Total Preferred Stocks (Cost $31,100,112)                              31,100,112

14 | OPPENHEIMER MIDCAP FUND

                                                          Principal     Market Value
                                                             Amount       See Note 1
====================================================================================
 Convertible Corporate Bonds and Notes--0.2%

 Cyras Systems, Inc., 4.50% Cv. Nts., 8/15/05(3)
 (Cost $3,150,000)                                     $  3,150,000   $    3,417,750

====================================================================================
 Repurchase Agreements--22.5%

 Repurchase agreement with Deutsche Bank Securities
 Inc., 6.51%, dated 10/31/00, to be repurchased at
 $491,125,796 on 11/1/00, collateralized by U.S.
 Treasury Nts., 6.125%-6.625%, 7/31/01-8/15/07, with
 a value of $109,387,358 and U.S. Treasury Bonds,
 3.875%-8.875%, 8/15/17-4/15/29, with a value of
 $393,076,366 (Cost $491,037,000)                       491,037,000      491,037,000
------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $1,838,301,948)            101.0%   2,200,132,692
------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                         (1.0)     (21,655,503)
                                                       -----------------------------
 Net Assets                                                   100.0%  $2,178,477,189
                                                       =============================

Footnotes to Statement of Investments

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of
Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $3,417,750 or 0.16% of the Fund's net assets as of October 31, 2000.

See accompanying Notes to Financial Statements

15 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2000

==================================================================================

 Assets

 Investments, at value (including repurchase agreements of
 $491,037,000) (cost $1,838,301,948)--see accompanying statement    $2,200,132,692
----------------------------------------------------------------------------------
 Cash                                                                      115,860
----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                     11,945,059
 Interest and dividends                                                    117,675
 Other                                                                       7,483
                                                                    --------------
 Total assets                                                        2,212,318,769

==================================================================================
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                  30,974,284
 Shares of beneficial interest redeemed                                  1,300,880
 Distribution and service plan fees                                        463,637
 Transfer and shareholder servicing agent fees                             360,389
 Trustees' compensation                                                    228,906
 Other                                                                     513,484
                                                                    --------------
 Total liabilities                                                      33,841,580

==================================================================================
 Net Assets                                                         $2,178,477,189
                                                                    ==============

==================================================================================
 Composition of Net Assets

 Paid-in capital                                                    $1,968,177,024
----------------------------------------------------------------------------------
 Accumulated net investment loss                                          (192,223)
----------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions             (151,338,356)
----------------------------------------------------------------------------------
 Net unrealized appreciation on investments                            361,830,744
                                                                    --------------
 Net Assets                                                         $2,178,477,189
                                                                    ==============

==================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on
 net assets of $1,055,966,746 and 34,727,713 shares of
 beneficial interest outstanding)                                           $30.41
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                $32.27
----------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $874,829,675 and 29,367,126 shares of beneficial
 interest outstanding)                                                      $29.79
----------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $247,566,117 and 8,313,438 shares of beneficial
 interest outstanding)                                                      $29.78
----------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $114,651 and 3,715 shares of beneficial
 interest outstanding)                                                      $30.86

See accompanying Notes to Financial Statements.

16 | OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2000

==================================================================================

 Investment Income

 Interest                                                             $ 20,726,776
----------------------------------------------------------------------------------
 Dividends                                                                 502,979
                                                                      ------------
 Total income                                                           21,229,755

==================================================================================
 Expenses

 Management fees                                                         9,665,786
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 1,751,015
 Class B                                                                 5,924,043
 Class C                                                                 1,606,363
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 1,282,894
 Class B                                                                 1,048,655
 Class C                                                                   283,990
----------------------------------------------------------------------------------
 Trustees' compensation                                                    232,946
----------------------------------------------------------------------------------
 Custodian fees and expenses                                                44,613
----------------------------------------------------------------------------------
 Other                                                                   1,020,402
                                                                      ------------
 Total expenses                                                         22,860,707
 Less expenses paid indirectly                                             (30,907)
                                                                      ------------
 Net expenses                                                           22,829,800

==================================================================================
 Net Investment Loss                                                    (1,600,045)

==================================================================================
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                     (144,891,367)
----------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                  296,033,356
                                                                      ------------
 Net realized and unrealized gain                                      151,141,989

==================================================================================
 Net Increase in Net Assets Resulting from Operations                 $149,541,944
                                                                      ============

See accompanying Notes to Financial Statements.

17 | OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended October 31,                                        2000           1999
==================================================================================

 Operations

 Net investment loss                                 $   (1,600,045)  $   (914,919)
----------------------------------------------------------------------------------
 Net realized gain (loss)                              (144,891,367)    (3,595,944)
----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)   296,033,356     65,603,264
                                                     -----------------------------
 Net increase in net assets resulting from operations   149,541,944     61,092,401

==================================================================================
 Dividends and/or Distributions to Shareholders

 Distributions in excess of net realized gain:
 Class A                                                         --        (23,126)
 Class B                                                         --        (13,593)
 Class C                                                         --         (4,026)

==================================================================================
 Beneficial Interest Transactions

 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                805,221,452    119,533,021
 Class B                                                700,136,215     88,747,417
 Class C                                                210,488,193     18,791,983
 Class Y                                                    115,803             --

==================================================================================
 Net Assets

 Total increase                                       1,865,503,607    288,124,077
----------------------------------------------------------------------------------
 Beginning of period                                    312,973,582     24,849,505
                                                     -----------------------------
 End of period (including accumulated net investment
 loss of $192,223 and $6,808, respectively)          $2,178,477,189   $312,973,582
                                                     =============================

See accompanying Notes to Financial Statements.

18 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS

 Class A     Year Ended October 31,                            2000           1999        1998(1)
=================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                        $19.88         $10.83         $10.00
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment gain (loss)                                     .04           (.04)          (.02)
 Net realized and unrealized gain                             10.49           9.11            .85
                                                             ------------------------------------
 Total income from investment operations                      10.53           9.07            .83
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Total distributions in excess of net realized gain              --           (.02)            --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $30.41         $19.88         $10.83
                                                             ====================================

=================================================================================================
 Total Return, at Net Asset Value(2)                          52.97%         83.79%          8.30%

=================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $1,055,967       $167,879        $14,607
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $  728,168       $ 60,644        $ 7,185
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment gain (loss)                                    0.28%         (0.49)%        (0.33)%
 Expenses                                                      1.16%          1.40%          1.59%(4)
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         23%            61%           117%

1. For the period from December 1, 1997 (commencement of operations) to October
31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

19 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued

 Class B     Year Ended October 31,                            2000           1999        1998(1)
=================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                        $19.62         $10.77         $10.00
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.07)          (.07)          (.05)
 Net realized and unrealized gain                             10.24           8.94            .82
                                                             ------------------------------------
 Total income from investment operations                      10.17           8.87            .77
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Total distributions in excess of net realized gain              --           (.02)            --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $29.79         $19.62         $10.77
                                                             ====================================

=================================================================================================
 Total Return, at Net Asset Value(2)                          51.83%         82.40%          7.70%

=================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $874,830       $118,611         $7,654
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $594,390       $ 40,455         $3,521
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                          (0.48)%        (1.25)%        (1.06)%
 Expenses                                                      1.91%          2.16%          2.35%(4)
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         23%            61%           117%

1. For the period from December 1, 1997 (commencement of operations) to October
31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER MIDCAP FUND

 Class C     Year Ended October 31,                            2000           1999        1998(1)
=================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                        $19.60         $10.76         $10.00
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.07)          (.06)          (.05)
 Net realized and unrealized gain                             10.25           8.92            .81
                                                             ------------------------------------
 Total income from investment operations                      10.18           8.86            .76
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Total distributions in excess of net realized gain              --           (.02)            --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $29.78         $19.60         $10.76
                                                             ====================================

=================================================================================================
 Total Return, at Net Asset Value(2)                          51.94%         82.38%          7.60%

=================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $247,566        $26,482         $2,587
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $161,221        $ 9,066         $1,271
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                          (0.48)%        (1.26)%        (1.07)%
 Expenses                                                      1.91%          2.16%          2.35%(4)
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         23%            61%           117%

1. For the period from December 1, 1997 (commencement of operations) to October
31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

21 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued

 Class Y     Year Ended October 31,                            2000           1999        1998(1)
=================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                        $20.07         $10.88         $10.00
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income gain (loss)                             (.02)          (.01)           .01
 Net realized and unrealized gain                             10.81           9.22            .87
                                                             ------------------------------------
 Total income from investment operations                      10.79           9.21            .88
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Total distributions in excess of net realized gain              --           (.02)            --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $30.86         $20.07         $10.88
                                                             ====================================

=================================================================================================
 Total Return, at Net Asset Value(2)                          53.76%         84.69%          8.80%

=================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                      $115             $2             $1
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $ 33             $2             $1
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                                  0.60%         (0.06)%         0.05%
 Expenses                                                      0.74%          1.03%          1.09%(4)
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         23%            61%           117%

1. For the period from December 1, 1997 (commencement of operations) to October
31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

22 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Significant Accounting Policies
Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company
Act of 1940, as amended, as an open-end management investment company. The
Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

23 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of October 31, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

                  Expiring
                  --------------------------------------
                      2006                  $  2,792,572
                  --------------------------------------
                      2007                     3,516,822
                  --------------------------------------
                      2008                   142,020,390

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the
Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
October 31, 2000, a provision of $185,415 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $192,223 as of
October 31, 2000.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

24 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $1,414,630. Accumulated net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

25 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  Year Ended October 31, 2000        Year Ended October 31, 1999
                                     Shares            Amount             Shares          Amount
------------------------------------------------------------------------------------------------

 Class A
 Sold                            33,833,586    $1,036,803,331          8,300,323    $138,625,655
 Dividends and/or
 distributions reinvested                --                --              1,765          21,575
 Redeemed                        (7,550,876)     (231,581,879)        (1,206,313)    (19,114,209)
                                 ---------------------------------------------------------------
 Net increase                    26,282,710    $  805,221,452          7,095,775    $119,533,021
                                 ===============================================================

------------------------------------------------------------------------------------------------
 Class B
 Sold                            27,648,563    $  830,933,407          6,071,612    $100,987,612
 Dividends and/or
 distributions reinvested                --                --              1,088          13,216
 Redeemed                        (4,327,314)     (130,797,192)          (737,801)    (12,253,411)
                                 ---------------------------------------------------------------
 Net increase                    23,321,249    $  700,136,215          5,334,899    $ 88,747,417
                                 ===============================================================

------------------------------------------------------------------------------------------------
 Class C
 Sold                             9,424,959    $  281,662,027          1,337,614    $ 22,505,897
 Dividends and/or
 distributions reinvested                --                --                315           3,822
 Redeemed                        (2,462,638)      (71,173,834)          (227,345)     (3,717,736)
                                 ---------------------------------------------------------------
 Net increase                     6,962,321    $  210,488,193          1,110,584    $ 18,791,983
                                 ===============================================================

------------------------------------------------------------------------------------------------
 Class Y
 Sold                                 3,687    $      118,326                 --    $         --
 Dividends and/or
 distributions reinvested                --                --                 --              --
 Redeemed                               (72)           (2,523)                --              --
                                 ---------------------------------------------------------------
 Net increase                         3,615    $      115,803                 --    $         --
                                 ===============================================================

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2000, were
$1,570,864,252 and $258,656,241, respectively.

As of October 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,841,310,521 was:

Gross unrealized appreciation   $ 550,040,210
Gross unrealized depreciation    (191,218,039)
                                -------------
Net unrealized appreciation     $ 358,822,171
                                =============

26 | OPPENHEIMER MIDCAP FUND

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of
0.75% of the first $200 million of average annual net assets of the Fund, 0.72%
of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The
Fund's management fee for the year ended October 31, 2000, was an annualized rate of 0.65%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an
"at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement
with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       Aggregate        Class A     Commissions    Commissions    Commissions
                       Front-End      Front-End      on Class A     on Class B     on Class C
                   Sales Charges  Sales Charges          Shares         Shares         Shares
                      on Class A    Retained by     Advanced by    Advanced by    Advanced by
 Year Ended               Shares    Distributor  Distributor(1) Distributor(1) Distributor(1)
---------------------------------------------------------------------------------------------

 October 31, 2000     $8,001,647     $2,223,986        $601,117    $15,049,373     $1,293,236

1. The Distributor advances commission payments to dealers for certain sales of
Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                              Class A                  Class B                 Class C
                  Contingent Deferred      Contingent Deferred     Contingent Deferred
                        Sales Charges            Sales Charges           Sales Charges
 Year Ended   Retained by Distributor  Retained by Distributor Retained by Distributor
--------------------------------------------------------------------------------------

 October 31, 2000                 $--                 $762,760                 $39,189

     The Fund has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment
Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

27 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
4. Fees and Other Transactions with Affiliates Continued
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended October 31, 2000, payments under the Class A plan totaled $1,751,015 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $127,010 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended October 31, 2000, were as follows:

                                                      Distributor's     Distributor's
                                                          Aggregate      Unreimbursed
                                                       Unreimbursed     Expenses as %
                   Total Payments    Amount Retained       Expenses     of Net Assets
                       Under Plan     by Distributor     Under Plan          of Class
--------------------------------------------------------------------------------------

 Class B Plan          $5,924,043         $5,159,537    $15,739,209              1.80%
 Class C Plan           1,606,363            880,338      1,973,573              0.80

28 | OPPENHEIMER MIDCAP FUND

================================================================================
5. Illiquid or Restricted Securities
As of October 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2000, was $79,619,823, which represents 3.65% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                Valuation
                                 Acquisition       Cost    Per Unit as of     Unrealized
 Security                               Date   Per Unit     Oct. 31, 2000   Appreciation
----------------------------------------------------------------------------------------

 Stocks and Warrants
 Bookham Technology plc, ADR         2/24/00     $15.83            $23.58    $ 2,448,279
----------------------------------------------------------------------------------------
 Centerpoint Broadband Technologies,
 Inc., Non-Cum. Cv., Series D       10/23/00      10.78             10.78             --
----------------------------------------------------------------------------------------
 Corvis Corp.                       12/16/99       6.71             45.94     35,071,464
----------------------------------------------------------------------------------------
 fusionOne, Inc., 8% Cv., Series D    9/6/00       5.43              5.43             --
----------------------------------------------------------------------------------------
 ITF Optical Technologies, Inc.,
 Cv., Series A                        4/7/00      25.00             25.00             --
----------------------------------------------------------------------------------------
 Tellium, Inc., Cv., Series E        9/20/00      30.00             30.00             --
================================================================================
6. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the year ended or at October
31, 2000.

29 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS

 Class A     Year Ended October 31,                            2000           1999        1998(1)
=================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                        $19.88         $10.83         $10.00
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment gain (loss)                                     .04           (.04)          (.02)
 Net realized and unrealized gain                             10.49           9.11            .85
                                                             ------------------------------------
 Total income from investment operations                      10.53           9.07            .83
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Total distributions in excess of net realized gain              --           (.02)            --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $30.41         $19.88         $10.83
                                                             ====================================

=================================================================================================
 Total Return, at Net Asset Value(2)                          52.97%         83.79%          8.30%

=================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $1,055,967       $167,879        $14,607
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $  728,168       $ 60,644        $ 7,185
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment gain (loss)                                    0.28%         (0.49)%        (0.33)%
 Expenses                                                      1.16%          1.40%          1.59%(4)
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         23%            61%           117%

1. For the period from December 1, 1997 (commencement of operations) to October
31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued

 Class B     Year Ended October 31,                            2000           1999        1998(1)
=================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                        $19.62         $10.77         $10.00
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.07)          (.07)          (.05)
 Net realized and unrealized gain                             10.24           8.94            .82
                                                             ------------------------------------
 Total income from investment operations                      10.17           8.87            .77
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Total distributions in excess of net realized gain              --           (.02)            --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $29.79         $19.62         $10.77
                                                             ====================================

=================================================================================================
 Total Return, at Net Asset Value(2)                          51.83%         82.40%          7.70%

=================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $874,830       $118,611         $7,654
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $594,390       $ 40,455         $3,521
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                          (0.48)%        (1.25)%        (1.06)%
 Expenses                                                      1.91%          2.16%          2.35%(4)
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         23%            61%           117%

1. For the period from December 1, 1997 (commencement of operations) to October
31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 | OPPENHEIMER MIDCAP FUND

 Class C     Year Ended October 31,                            2000           1999        1998(1)
=================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                        $19.60         $10.76         $10.00
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.07)          (.06)          (.05)
 Net realized and unrealized gain                             10.25           8.92            .81
                                                             ------------------------------------
 Total income from investment operations                      10.18           8.86            .76
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Total distributions in excess of net realized gain              --           (.02)            --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $29.78         $19.60         $10.76
                                                             ====================================

=================================================================================================
 Total Return, at Net Asset Value(2)                          51.94%         82.38%          7.60%

=================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $247,566        $26,482         $2,587
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $161,221        $ 9,066         $1,271
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                          (0.48)%        (1.26)%        (1.07)%
 Expenses                                                      1.91%          2.16%          2.35%(4)
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         23%            61%           117%

1. For the period from December 1, 1997 (commencement of operations) to October
31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued

 Class Y     Year Ended October 31,                            2000           1999        1998(1)
=================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                        $20.07         $10.88         $10.00
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income gain (loss)                             (.02)          (.01)           .01
 Net realized and unrealized gain                             10.81           9.22            .87
                                                             ------------------------------------
 Total income from investment operations                      10.79           9.21            .88
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Total distributions in excess of net realized gain              --           (.02)            --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $30.86         $20.07         $10.88
                                                             ====================================

=================================================================================================
 Total Return, at Net Asset Value(2)                          53.76%         84.69%          8.80%

=================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                      $115             $2             $1
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $ 33             $2             $1
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                                  0.60%         (0.06)%         0.05%
 Expenses                                                      0.74%          1.03%          1.09%(4)
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         23%            61%           117%

1. For the period from December 1, 1997 (commencement of operations) to October
31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 | OPPENHEIMER MIDCAP FUND

                                       A-1
                                   Appendix A

-------------------------------------------------------------------------------
                            Industry Classifications
-------------------------------------------------------------------------------

Aerospace/Defense                                           Food and Drug Retailers
Air Transportation                                          Gas Utilities
Asset-Backed                                                Health Care/Drugs
Auto Parts and Equipment                                    Health Care/Supplies & Services
Automotive                                                  Homebuilders/Real Estate
Bank Holding Companies                                      Hotel/Gaming
Banks                                                       Industrial Services
Beverages                                                   Information Technology
Broadcasting                                                Insurance
Broker-Dealers                                              Leasing & Factoring
Building Materials                                          Leisure
Cable Television                                            Manufacturing
Chemicals                                                   Metals/Mining
Commercial Finance                                          Nondurable Household Goods
Communication Equipment                                     Office Equipment
Computer Hardware                                           Oil - Domestic
Computer Software                                           Oil - International
Conglomerates                                               Paper
Consumer Finance                                            Photography
Consumer Services                                           Publishing
Containers                                                  Railroads & Truckers
Convenience Stores                                          Restaurants
Department Stores                                           Savings & Loans
Diversified Financial                                       Shipping
Diversified Media                                           Special Purpose Financial
Drug Wholesalers                                            Specialty Printing
Durable Household Goods                                     Specialty Retailing
Education                                                   Steel
Electric Utilities                                          Telecommunications - Long Distance
Electrical Equipment                                        Telephone - Utility
Electronics                                                 Textile, Apparel & Home Furnishings
Energy Services                                             Tobacco
Entertainment/Film                                          Trucks and Parts
Environmental                                               Wireless Services
Food

                                   Appendix B

--------------------------------------------------------------------------------
         OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------------------------

In certain cases,  the initial sales charge that applies to purchases of Class A shares1 of the  Oppenheimer  funds or the contingent  deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the  economies of sales  efforts  realized by  OppenheimerFunds  Distributor,
Inc.,  (referred  to in this  document as the  "Distributor"),  or by dealers or other  financial  institutions  that offer  those  shares to certain  classes of investors.

Not all waivers apply to all funds. For example,  waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not  available  for  purchase  by or on behalf of  retirement  plans.  Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

(1) plans  qualified  under  Sections  401(a) or 401(k) of the Internal  Revenue
Code,
(2) non-qualified deferred compensation plans,
(3) employee benefit plans3
(4) Group Retirement Plans4
(5) 403(b)(7) custodial plan accounts
(6) Individual  Retirement Accounts ("IRAs"),  including  traditional IRAs, Roth
IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

There is no initial  sales  charge on  purchases of Class A shares of any of the
Oppenheimer  funds in the cases listed below.  However,  these  purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months of the end of the calendar month of their  purchase,  as described in the
Prospectus (unless a waiver described  elsewhere in this Appendix applies to the redemption).  Additionally,  on shares  purchased  under these  waivers that are subject to the Class A contingent  deferred sales charge,  the Distributor  will pay the  applicable  concession  described  in the  Prospectus  under  "Class  A
Contingent Deferred Sales Charge."5 This waiver provision applies to:

- Purchases of Class A shares aggregating $1 million or more.

-  Purchases  of Class A shares  by a  Retirement  Plan  that was  permitted  to purchase  such shares at net asset value but  subject to a  contingent  deferred sales charge prior to March 1, 2001.

- Purchases by an OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:
(1) through a broker,  dealer,  bank or registered  investment  adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution  from a qualified  Retirement Plan if
the  administrator  of  that  Plan  has  made  special   arrangements  with  the
Distributor for those purchases.
- Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc.
("Merrill  Lynch") on a daily  valuation  basis for the Retirement  Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill
Lynch,  the Plan must have $3  million  or more of its  assets  invested  in (a)
mutual funds,  other than those  advised or managed by Merrill Lynch  Investment
Management,  L.P.  ("MLIM"),  that are made available under a Service  Agreement
between   Merrill  Lynch  and  the  mutual  fund's   principal   underwriter  or
distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").
(2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record  keeper  whose  services  are  provided  under a  contract  or arrangement  between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets  (excluding  assets invested in money market funds) invested in Applicable Investments.
(3) The  record  keeping  for a  Retirement  Plan  is  handled  under a  service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).
- Purchases  by a  Retirement  Plan whose  record  keeper had a  cost-allocation agreement with the Transfer Agent on or before March 1, 2001.

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of  Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales  charges  (and  no  concessions  are  paid  by the  Distributor  on such purchases):

     -    The Manager or its affiliates.

     -    Present or former  officers,  directors,  trustees and employees  (and
          their  "immediate   families")  of  the  Fund,  the  Manager  and  its
          affiliates,  and  retirement  plans  established  by  them  for  their employees.  The  term  "immediate  family"  refers  to  one's  spouse,
          children,   grandchildren,   grandparents,   parents,  parents-in-law,
          brothers and sisters, sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts, uncles, nieces and nephews;  relatives by
          virtue  of  a  remarriage  (step-children,   step-parents,  etc.)  are
          included.

     -    Registered management  investment  companies,  or separate accounts of insurance  companies  having  an  agreement  with the  Manager  or the
          Distributor for that purpose.

     -    Dealers or brokers that have a sales  agreement with the  Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.

     -    Employees  and  registered  representatives  (and  their  spouses)  of dealers or brokers described above or financial institutions that have entered  into sales  arrangements  with such  dealers or brokers  (and which  are  identified  as  such  to  the  Distributor)  or  with  the
          Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the  purchaser's  own account (or for the benefit of such employee's spouse or minor children).

     -    Dealers,  brokers,  banks or registered  investment advisors that have entered into an agreement with the Distributor providing  specifically for the use of shares of the Fund in  particular  investment  products made  available  to their  clients.  Those  clients  may be  charged a transaction  fee by their  dealer,  broker,  bank or  advisor  for the purchase or sale of Fund shares.

     -    Investment  advisors and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory,  consulting  or other fee for their  services and buy shares for their own accounts or the accounts of their clients.

     -    "Rabbi  trusts"  that  buy  shares  for  their  own  accounts,  if the purchases  are  made  through  a broker  or  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     -    Clients  of  investment  advisors  or  financial  planners  (that have entered into an agreement for this purpose with the  Distributor)  who buy shares for their own accounts  may also  purchase  shares  without sales charge but only if their accounts are linked to a master account of their  investment  advisor  or  financial  planner on the books and records of the broker, agent or financial  intermediary with which the
          Distributor  has  made  such  special  arrangements  . Each  of  these investors  may be  charged  a fee by the  broker,  agent or  financial intermediary for purchasing shares.

     -    Directors, trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives  or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     -    Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the
          investment   advisor  (the   Distributor   must  be  advised  of  this
          arrangement)  and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

     -    A unit investment trust that has entered into an appropriate agreement with the Distributor.

     -    Dealers,  brokers,  banks, or registered investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares to defined  contribution  employee retirement plans for which the dealer, broker or investment adviser provides administration services.

     -    Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections 401(a),  401(k),  403(b) or 457 of the Internal Revenue
          Code),  in each  case if those  purchases  are made  through a broker,
          agent  or  other   financial   intermediary   that  has  made  special
          arrangements with the Distributor for those purchases.

     -    A  TRAC-2000  401(k)  plan  (sponsored  by the former  Quest for Value
          Advisors)  whose Class B or Class C shares of a Former Quest for Value
          Fund  were  exchanged  for  Class A  shares  of that  Fund  due to the termination  of the Class B and Class C TRAC-2000  program on November
          24, 1995.

     -    A qualified  Retirement Plan that had agreed with the former Quest for
          Value Advisors to purchase shares of any of the Former Quest for Value
          Funds  at net  asset  value,  with  such  shares  to be  held  through
          DCXchange,  a sub-transfer agency mutual fund  clearinghouse,  if that arrangement was consummated and share purchases  commenced by December
          31, 1996.

B.  Waivers  of  Initial  and  Contingent  Deferred  Sales  Charges  in  Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to  sales  charges  (and no  concessions  are  paid by the  Distributor  on such purchases):

     -    Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     -    Shares   purchased   by  the   reinvestment   of  dividends  or  other
          distributions  reinvested  from the Fund or  other  Oppenheimer  funds
          (other than Oppenheimer  Cash Reserves) or unit investment  trusts for which reinvestment arrangements have been made with the Distributor.

     -    Shares  purchased  through a  broker-dealer  that has  entered  into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its  subsidiaries) on which an initial  sales charge or  contingent  deferred  sales charge was paid.
          This waiver also applies to shares  purchased by exchange of shares of
          Oppenheimer  Money Market Fund,  Inc. that were purchased and paid for in this manner.  This waiver must be requested when the purchase order is placed  for shares of the Fund,  and the  Distributor  may  require evidence of qualification for this waiver.

     -    Shares purchased with the proceeds of maturing  principal units of any
          Qualified Unit Investment Liquid Trust Series.

     -    Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers  of the  Class  A  Contingent  Deferred  Sales  Charge  for  Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

     -    To make Automatic  Withdrawal Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.

     -    Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account
          Rules and Policies," in the applicable fund Prospectus).

     -    For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes:

     (1)  Following the death or disability (as defined in the Internal  Revenue
          Code) of the participant or beneficiary.  The death or disability must occur after the participant's account was established.

     (2)  To return excess contributions.

     (3)  To return contributions made due to a mistake of fact.

     (4)  Hardship withdrawals, as defined in the plan.6

     (5)  Under a Qualified Domestic Relations Order, as defined in the Internal
          Revenue  Code,  or,  in the case of an IRA,  a divorce  or  separation agreement described in Section 71(b) of the Internal Revenue Code.

     (6)  To meet the minimum distribution  requirements of the Internal Revenue
          Code.

     (7)  To make  "substantially  equal  periodic  payments"  as  described  in
          Section 72(t) of the Internal Revenue Code.

     (8)  For loans to participants or beneficiaries.

     (9)  Separation from service.7

     (10) Participant-directed  redemptions to purchase  shares of a mutual fund
          (other  than a fund  managed  by the  Manager or a  subsidiary  of the
          Manager)  if  the  plan  has  made  special   arrangements   with  the
          Distributor.

     (11) Plan  termination  or  "in-service  distributions,"  if the redemption proceeds  are rolled over  directly  to an  OppenheimerFunds-sponsored
          IRA. - For distributions from 401(k) plans sponsored by broker-dealers that  have  entered  into a  special  agreement  with the  Distributor allowing this waiver.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied to shares  purchased  in certain  types of  transactions  or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

     The  Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

     -    Shares redeemed  involuntarily,  as described in "Shareholder  Account
          Rules and Policies," in the applicable Prospectus.

     -    Redemptions  from accounts other than  Retirement  Plans following the death or disability  of the last  surviving  shareholder,  including a trustee of a grantor  trust or  revocable  living  trust for which the trustee is also the sole  beneficiary.  The death or  disability  must have occurred  after the account was  established,  and for disability you must provide  evidence of a  determination  of  disability  by the
          Social Security Administration.

     -    Distributions  from accounts for which the broker-dealer of record has entered into a special  agreement with the  Distributor  allowing this waiver.

     -    Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained  on a daily  valuation  basis by  Merrill  Lynch or an independent record keeper under a contract with Merrill Lynch.

     -    Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     -    Redemptions,  requested in writing by a Retirement  Plan  sponsor,  of
          Class C shares of an  Oppenheimer  fund in amounts of $500,000 or more and made  more  than 12  months  after  the  Retirement  Plan's  first purchase of Class C shares, if the redemption proceeds are invested in
          Class N shares of one or more Oppenheimer funds.

     -    Distributions8  from Retirement  Plans or other employee benefit plans for any of the following purposes:

     (1)  Following the death or disability (as defined in the Internal  Revenue
          Code) of the participant or beneficiary.  The death or disability must
          occur  after  the   participant's   account  was   established  in  an
          Oppenheimer fund.

     (2)  To return excess contributions made to a participant's account.

     (3)  To return contributions made due to a mistake of fact.

     (4)  To make hardship withdrawals, as defined in the plan.9

     (5)  To make  distributions  required under a Qualified  Domestic Relations
          Order or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     (6)  To meet the minimum distribution  requirements of the Internal Revenue
          Code.

     (7)  To make  "substantially  equal  periodic  payments"  as  described  in
          Section 72(t) of the Internal Revenue Code.

     (8)  For loans to participants or beneficiaries.10

     (9)  On account of the participant's separation from service.11

     (10) Participant-directed  redemptions to purchase  shares of a mutual fund
          (other  than a fund  managed  by the  Manager or a  subsidiary  of the
          Manager)  offered as an investment  option in a Retirement Plan if the plan has made special arrangements with the Distributor.

     (11) Distributions  made on account of a plan  termination or  "in-service"
          distributions,  if the redemption proceeds are rolled over directly to an  OppenheimerFunds-sponsored  IRA.  (12)  For  distributions  from a participant's  account  under an Automatic  Withdrawal  Plan after the participant  reaches  age 59 1/2, as long as the  aggregate  value of the distributions  does not exceed 10% of the  account's  value,  adjusted annually.

     (13) Redemptions of Class B shares under an Automatic  Withdrawal  Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's  value,  adjusted annually.

     (14) For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special arrangement with the Distributor  allowing this waiver.

     -    Redemptions  of Class B shares  or Class C shares  under an  Automatic
          Withdrawal Plan from an account other than a

Retirement  Plan if the aggregate  value of the redeemed  shares does not exceed
10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C shares sold or issued in the following cases:

     -    Shares sold to the Manager or its affiliates.

     -    Shares sold to registered  management investment companies or separate accounts of insurance  companies  having an agreement with the Manager or the Distributor for that purpose.

     -    Shares issued in plans of reorganization to which the Fund is a party.

     -    Shares  sold to present or former  officers,  directors,  trustees  or employees (and their "immediate  families" as defined above in Section
          I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge  Arrangements for  Shareholders of Certain  Oppenheimer
Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent  deferred sales charge rates and waivers for Class A,
Class  B and  Class  C  shares  described  in the  Prospectus  or  Statement  of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

Oppenheimer Quest Value Fund, Inc.             Oppenheimer Small Cap Value Fund
Oppenheimer Quest Balanced Value Fund  Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

Quest for Value U.S. Government Income Fund
Quest for Value New York Tax-Exempt Fund
Quest for Value Investment Quality Income Fund
Quest for Value National Tax-Exempt Fund
Quest for Value Global Income Fund
Quest for Value California Tax-Exempt Fund

All of the funds listed  above are  referred to in this  Appendix as the "Former
Quest for Value  Funds." The waivers of initial and  contingent  deferred  sales charges  described in this Appendix apply to shares of an Oppenheimer  fund that are either:

     -    acquired by such  shareholder  pursuant to an exchange of shares of an
          Oppenheimer fund that was one of the Former Quest for Value Funds, or

     -    purchased  by such  shareholder  by  exchange  of  shares  of  another
          Oppenheimer  fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other  Oppenheimer  fund on
          November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

Reduced  Class A Initial  Sales Charge Rates for Certain  Former Quest for Value
Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales  charge rates for Class A shares  purchased  by members of  "Associations"
formed for any purpose other than the purchase of  securities.  The rates in the table apply if that Association  purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

------------------------------ ---------------------------- ---------------------------- ----------------------------
Number of Eligible Employees   Initial Sales Charge as a    Initial Sales Charge as a    Concession as % of
or Members                     % of Offering Price          % of Net Amount Invested     Offering Price
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
9 or Fewer                                2.50%                        2.56%                        2.00%
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
At  least  10  but  not  more             2.00%                        2.04%                        1.60%
than 49
------------------------------ ---------------------------- ---------------------------- ----------------------------

For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund’s Prospectus.

Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund’s Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

- Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

- Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds. - - Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

        Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

- withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and

- liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

- redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
- withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

        A shareholder’s account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a “Fund” in this section):

Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer Value Fund and Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the “Former Connecticut Mutual Funds”) on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account Connecticut Mutual Total Return Account Connecticut Mutual Government Securities Account CMIA LifeSpan Capital Appreciation Account Connecticut Mutual Income Account CMIA LifeSpan Balanced Account Connecticut Mutual Growth Account CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

        - Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the “prior Class A CDSC”). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

Those shareholders who are eligible for the prior Class A CDSC are:

(1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund’s policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

        Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

(1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;

(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;

(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families; (4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and

(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

(1) by the estate of a deceased shareholder; (2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;

(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or

(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI. Special Reduced Sales Charge for Former Shareholders of Advance AmericaFunds,
Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the “Fund” in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund’s then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

- the Manager and its affiliates,
- present or former officers, directors, trustees and employees (and their “immediate families” as defined in the Fund’s Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,

- registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund’s prior investment advisor or distributor for that purpose,

- dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,

- employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

- dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and

- dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund’s shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

-------------------------------------------------------------------------------
For More Information About Oppenheimer MidCap Fund
-------------------------------------------------------------------------------

Internet Web Site:
         www.oppenheimerfunds.com

Investment Adviser
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-800-525-7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Accountants
         KPMG LLP
         707 Seventeenth Street
         Suite 2300
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown & Platt
         1675 Broadway
         New York, New York 10019-5820
890
745SAI_revised_07.2001.doc

1. In  accordance  with  Rule  12b-1 of the  Investment  Company  Act,  the term
"Independent  Trustees" in this  Statement of Additional  Information  refers to those Trustees who are not "interested  persons" of the Fund and who do not have any direct or indirect  financial  interest in the operation of the distribution plan or any  agreement  under the plan. 1 Certain  waivers also apply to Class M shares of Oppenheimer Convertible Securities.

2 In the case of Oppenheimer  Senior Floating Rate Fund, a  continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's
Early Withdrawal  Charges and references to "redemptions"  mean "repurchases" of shares.

3 An "employee benefit plan" means any plan or arrangement, whether or not it is
"qualified"  under the Internal  Revenue Code,  under which Class N shares of an
Oppenheimer  fund or funds are  purchased by a fiduciary or other  administrator for the account of  participants  who are  employees of a single  employer or of affiliated employers.  These may include, for example, medical savings accounts, payroll  deduction plans or similar plans.  The fund accounts must be registered in the name of the  fiduciary  or  administrator  purchasing  the shares for the benefit of participants in the plan.

4 The  term  "Group  Retirement  Plan"  means  any  qualified  or  non-qualified retirement plan for employees of a corporation or sole  proprietorship,  members and  employees of a  partnership  or  association  or other  organized  group of persons (the members of which may include other  groups),  if the group has made special  arrangements  with  the  Distributor  and  all  members  of  the  group participating  in (or who are  eligible  to  participate  in) the plan  purchase shares  of an  Oppenheimer  fund or funds  through a single  investment  dealer, broker or other  financial  institution  designated  by the  group.  Such  plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for  public  school  employees.  The term  "Group  Retirement  Plan"  also includes  qualified  retirement plans and  non-qualified  deferred  compensation plans and IRAs that purchase  shares of an  Oppenheimer  fund or funds through a single investment  dealer,  broker or other financial  institution that has made special arrangements with the Distributor.

5 However, that concession will not be paid on purchases of shares in amounts of
$1 million or more  (including any right of  accumulation)  by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

6 This provision does not apply to IRAs.

7 This provision does not apply to 403(b)(7)  custodial plans if the participant is less than age 55, nor to IRAs.

8  The  distribution  must  be  requested  prior  to  Plan  termination  or  the elimination of the Oppenheimer funds as an investment option under the Plan.

9 This provision does not apply to IRAs.

10 This provision does not apply to loans from 403(b)(7) custodial plans.

11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.